UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06110

Western Asset Funds, Inc.
(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA		91101
(Address of principal executive offices)		(Zip code)

Charles A. Ruys de Perez 385 East Colorado Boulevard Pasedena, CA 91101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 844-9400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1.                  SCHEDULES OF INVESTMENTS

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Core Bond Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 114.9%
Corporate Bonds and Notes — 26.2%
Aerospace and Defense — N.M.
United Technologies Corp.	5.400%	5/1/35	$1,460,000	$1,341,576

Airlines — 1.6%
Continental Airlines Inc.	6.900%	1/2/18	2,392,508	1,914,006
Continental Airlines Inc.	6.820%	5/1/18	548,237	395,624
Continental Airlines Inc.	6.545%	2/2/19	4,183,620	3,597,913
Continental Airlines Inc.	5.983%	4/19/22	4,000,000	2,960,000
Continental Airlines Inc.	6.703%	12/15/22	3,305,517	2,446,083
Delta Air Lines Inc.	7.379%	5/18/10	855,192	803,880
Delta Air Lines Inc.	7.570%	11/18/10	7,136,000	6,458,080
Delta Air Lines Inc.	7.111%	9/18/11	15,600,000	13,572,000
Delta Air Lines Inc.	6.821%	8/10/22	10,525,888	7,052,345
Northwest Airlines Corp.	7.575%	3/1/19	5,147,144	3,562,359
Northwest Airlines Inc.	2.001%	5/20/14	2,623,436	1,888,874	(A)
Southwest Airlines Co.	5.125%	3/1/17	2,640,000	2,030,683
US Airways Pass-Through Trust	6.850%	1/30/18	10,063,668	6,907,940
				53,589,787
Automobiles — 0.1%
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	700,000	670,046
Ford Motor Co.	7.450%	7/16/31	13,410,000	4,257,675
				4,927,721
Building Products — 0.2%
Masco Corp.	7.125%	8/15/13	3,320,000	2,531,772
Masco Corp.	6.125%	10/3/16	4,120,000	2,644,121
				5,175,893
Capital Markets — 1.0%
Goldman Sachs Capital II	5.793%	12/29/49	770,000	320,583	(B)
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	1,300,000	130	(B),(C)
Lehman Brothers Holdings Inc.	6.200%	9/26/14	4,370,000	557,175	(C)
Lehman Brothers Holdings Inc.	6.500%	7/19/17	11,920,000	1,192	(C)
Lehman Brothers Holdings Inc.	6.750%	12/28/17	29,990,000	2,999	(C)
Merrill Lynch and Co. Inc.	6.110%	1/29/37	3,510,000	1,744,512
Morgan Stanley	4.750%	4/1/14	3,070,000	2,509,961
Morgan Stanley	1.593%	10/18/16	4,040,000	2,708,501	(A)
The Bear Stearns Cos. Inc.	6.400%	10/2/17	17,120,000	16,661,972
The Goldman Sachs Group Inc.	5.625%	1/15/17	9,935,000	7,739,037
				32,246,062
Commercial Banks — 1.1%
Bank One Corp.	7.875%	8/1/10	4,500,000	4,621,212
Bank One Corp.	5.900%	11/15/11	2,000,000	1,960,232
HBOS Treasury Services PLC	5.250%	2/21/17	2,500,000	1,988,270	(D)
Rabobank Capital Funding Trust II	5.260%	12/31/49	470,000	211,500	(B),(D)
Rabobank Capital Funding Trust III	5.254%	12/31/49	3,030,000	1,363,500	(B),(D)
SunTrust Capital VIII	6.100%	12/15/36	14,970,000	8,392,482	(B)

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
Wachovia Capital Trust III	5.800%	3/15/49	$6,130,000	$2,206,800	(B)
Wachovia Corp.	5.750%	6/15/17	16,100,000	14,367,688
Wells Fargo Capital X	5.950%	12/15/36	1,890,000	1,275,750
				36,387,434
Commercial Services and Supplies — 0.4%
Waste Management Inc.	6.875%	5/15/09	2,000,000	2,004,734
Waste Management Inc.	6.375%	11/15/12	2,530,000	2,547,612
Waste Management Inc.	5.000%	3/15/14	3,440,000	3,284,522
Waste Management Inc.	7.125%	12/15/17	6,000,000	5,823,714
				13,660,582
Communications Equipment — 0.1%
Motorola Inc.	8.000%	11/1/11	5,600,000	5,136,768

Consumer Finance — 2.9%
American Express Co.	6.800%	9/1/66	4,460,000	2,151,031	(B)
American General Finance Corp.	6.900%	12/15/17	4,070,000	1,426,482
Capital One Financial Corp.	6.150%	9/1/16	3,170,000	2,006,620
Ford Motor Credit Co.	7.375%	10/28/09	50,175,000	44,999,449
Ford Motor Credit Co.	7.875%	6/15/10	6,310,000	5,214,616
Ford Motor Credit Co.	7.375%	2/1/11	6,435,000	4,862,987
Ford Motor Credit Co.	7.250%	10/25/11	5,910,000	4,207,660
GMAC LLC	5.625%	5/15/09	9,550,000	9,039,285
GMAC LLC	7.750%	1/19/10	3,493,000	2,934,539	(D)
GMAC LLC	7.250%	3/2/11	519,000	384,288	(D)
GMAC LLC	7.500%	12/31/13	1,449,000	696,505	(D)
GMAC LLC	0.000%	6/15/15	220,000	17,333	(E)
GMAC LLC	8.000%	12/31/18	1,207,000	350,404	(D)
SLM Corp.	5.375%	5/15/14	3,000,000	1,554,594
SLM Corp.	5.625%	8/1/33	42,895,000	17,168,209
				97,014,002
Diversified Financial Services — 3.0%
Air 2 US	8.027%	10/1/19	9,466,825	5,206,754	(D)
BAC Capital Trust XIV	5.630%	12/31/49	500,000	109,995	(B)
Citibank N.A.	1.625%	3/30/11	8,440,000	8,454,255
Citigroup Inc.	6.125%	8/25/36	2,000,000	1,074,716
Citigroup Inc.	5.875%	5/29/37	17,000,000	13,054,895
Citigroup Inc.	6.875%	3/5/38	17,330,000	15,108,831
General Electric Capital Corp.	6.875%	1/10/39	23,700,000	19,329,483
General Electric Capital Corp.	6.375%	11/15/67	22,960,000	11,148,963	(B)
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	12,080,000	2,721,298	(B),(D)
HSBC Finance Corp.	8.000%	7/15/10	690,000	650,749
HSBC Finance Corp.	7.000%	5/15/12	700,000	561,891
HSBC Finance Corp.	6.375%	11/27/12	440,000	355,279
ILFC E-Capital Trust I	5.900%	12/21/65	10,600,000	1,599,285	(B),(D)
ILFC E-Capital Trust II	6.250%	12/21/65	4,160,000	667,206	(B),(D)
J.P. Morgan and Co. Inc.	0.000%	2/15/12	2,000,000	1,710,240	(A)
JPMorgan Chase and Co.	5.750%	1/2/13	3,770,000	3,600,716
JPMorgan Chase and Co.	6.125%	6/27/17	7,855,000	7,226,403
Liberty Media LLC	3.750%	2/15/30	290,000	84,100	(F)

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
PHH Corp.	7.125%	3/1/13	$5,010,000	$2,210,116
TNK-BP Finance SA	7.875%	3/13/18	6,420,000	4,494,000	(D)
Unilever Capital Corp.	7.125%	11/1/10	1,730,000	1,859,745
				101,228,920
Diversified Telecommunication Services — 0.9%
AT&T Inc.	5.100%	9/15/14	4,960,000	4,976,701
AT&T Inc.	6.550%	2/15/39	14,610,000	13,251,007
BellSouth Corp.	4.750%	11/15/12	440,000	447,609
BellSouth Corp.	5.200%	9/15/14	4,270,000	4,294,407
CenturyTel Inc.	6.000%	4/1/17	4,120,000	3,440,200
Verizon Global Funding Corp.	7.250%	12/1/10	2,220,000	2,345,390
Verizon Global Funding Corp.	7.375%	9/1/12	5,000	5,404
				28,760,718
Electric Utilities — 0.6%
Exelon Corp.	5.625%	6/15/35	345,000	230,460
FirstEnergy Corp.	6.450%	11/15/11	290,000	290,263
FirstEnergy Corp.	7.375%	11/15/31	10,610,000	8,634,142
Pacific Gas and Electric Co.	6.050%	3/1/34	940,000	919,831
Pacific Gas and Electric Co.	5.800%	3/1/37	7,330,000	6,970,581
Progress Energy Inc.	7.100%	3/1/11	1,488,000	1,542,599
The Cleveland Electric Illuminating Co.	5.700%	4/1/17	630,000	559,738
The Detroit Edison Co.	6.125%	10/1/10	920,000	947,304
				20,094,918
Food and Staples Retailing — 1.4%
CVS Lease Pass-Through Trust	6.117%	1/10/13	3,240,696	3,041,465	(D)
CVS Lease Pass-Through Trust	6.036%	12/10/28	34,695,956	26,074,358	(D),(G)
The Kroger Co.	6.400%	8/15/17	580,000	595,417
The Kroger Co.	6.150%	1/15/20	850,000	840,684
Wal-Mart Stores Inc.	5.800%	2/15/18	9,150,000	10,003,183
Wal-Mart Stores Inc.	6.200%	4/15/38	5,410,000	5,468,276
				46,023,383
Food Products — 0.3%
General Mills Inc.	5.700%	2/15/17	3,580,000	3,681,217
Sara Lee Corp.	6.250%	9/15/11	5,500,000	5,735,015
				9,416,232
Gas Utilities — 0.2%
Southern Natural Gas Co.	8.000%	3/1/32	7,390,000	6,696,951

Health Care Providers and Services — 1.7%
AmerisourceBergen Corp.	5.625%	9/15/12	3,520,000	3,472,860
AmerisourceBergen Corp.	5.875%	9/15/15	3,050,000	2,885,056
Cardinal Health Inc.	5.800%	10/15/16	3,530,000	3,242,347
Cardinal Health Inc.	5.850%	12/15/17	12,985,000	11,833,166
HCA Inc.	5.750%	3/15/14	35,430,000	23,206,650
Tenet Healthcare Corp.	7.375%	2/1/13	6,584,000	5,234,280
Tenet Healthcare Corp.	9.000%	5/1/15	1,250,000	1,206,250	(D)
Tenet Healthcare Corp.	10.000%	5/1/18	1,250,000	1,209,375	(D)

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
WellPoint Inc.	5.875%	6/15/17	$900,000	$846,067
WellPoint Inc.	7.000%	2/15/19	2,780,000	2,781,498
				55,917,549
Hotels, Restaurants and Leisure — 0.2%
Marriott International Inc.	5.810%	11/10/15	4,400,000	3,604,938
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	3,050,000	2,607,750
				6,212,688
Household Durables — 0.1%
Pulte Homes Inc.	8.125%	3/1/11	3,480,000	3,375,600

Independent Power Producers and Energy Traders — 0.1%
TXU Corp.	6.500%	11/15/24	1,090,000	305,772
TXU Corp.	6.550%	11/15/34	9,930,000	2,691,328
				2,997,100
Industrial Conglomerates — 0.6%
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	3,380,000	2,866,375
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	22,895,000	19,144,181
				22,010,556
Insurance — 1.3%
American International Group Inc.	5.850%	1/16/18	2,370,000	927,864
American International Group Inc.	6.250%	3/15/37	12,690,000	1,015,200
ASIF Global Financing XIX	4.900%	1/17/13	1,210,000	788,542	(D)
Marsh and McLennan Cos. Inc.	5.150%	9/15/10	3,070,000	2,993,284
MetLife Inc.	6.400%	12/15/36	46,870,000	19,685,400
The Travelers Cos. Inc.	6.250%	3/15/37	37,460,000	19,878,599	(B)
				45,288,889
Leisure Equipment and Products — 0.6%
Eastman Kodak Co.	7.250%	11/15/13	34,680,000	19,594,200

Media — 1.4%
CBS Corp.	7.625%	1/15/16	2,750,000	2,227,263
Clear Channel Communications Inc.	4.250%	5/15/09	2,130,000	1,895,700
Clear Channel Communications Inc.	6.250%	3/15/11	5,580,000	1,116,000
Clear Channel Communications Inc.	5.500%	9/15/14	790,000	118,500
Comcast Corp.	6.500%	1/15/15	1,200,000	1,193,244
Comcast Corp.	6.500%	1/15/17	1,500,000	1,484,873
Comcast Corp.	6.950%	8/15/37	3,130,000	2,914,694
Cox Communications Inc.	7.875%	8/15/09	9,640,000	9,769,774
News America Inc.	6.200%	12/15/34	105,000	75,533
News America Inc.	6.650%	11/15/37	700,000	524,539
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,740,000	4,859,969
Time Warner Inc.	6.875%	5/1/12	8,270,000	8,417,206
Time Warner Inc.	6.950%	1/15/28	2,000,000	1,767,372
Time Warner Inc.	7.625%	4/15/31	350,000	312,734
Viacom Inc.	5.750%	4/30/11	8,580,000	8,358,284
Viacom Inc.	6.250%	4/30/16	3,400,000	2,985,003
				48,020,688

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multi-Utilities — 0.1%
Dominion Resources Inc.	5.125%	12/15/09	$50,000	$50,310
Dominion Resources Inc.	4.750%	12/15/10	570,000	574,053
Dominion Resources Inc.	5.700%	9/17/12	2,050,000	2,089,891
				2,714,254
Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	4,445,000	4,459,517

Oil, Gas and Consumable Fuels — 3.8%
Anadarko Petroleum Corp.	5.950%	9/15/16	14,503,000	12,491,144
Anadarko Petroleum Corp.	6.450%	9/15/36	1,325,000	926,129
Conoco Inc.	6.950%	4/15/29	2,780,000	2,768,004
ConocoPhillips	6.500%	2/1/39	10,660,000	10,398,574
El Paso Natural Gas Co.	8.375%	6/15/32	3,610,000	3,434,651
Hess Corp.	8.125%	2/15/19	6,550,000	6,752,198
Hess Corp.	7.875%	10/1/29	3,840,000	3,475,281
Hess Corp.	7.300%	8/15/31	8,695,000	7,563,833
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	15,560,000	12,914,800	(D)
Kerr-McGee Corp.	6.875%	9/15/11	17,000,000	17,375,139
Kerr-McGee Corp.	6.950%	7/1/24	650,000	498,068
Kinder Morgan Energy Partners LP	7.125%	3/15/12	4,650,000	4,758,657
Kinder Morgan Energy Partners LP	5.000%	12/15/13	3,180,000	3,002,658
Kinder Morgan Energy Partners LP	6.000%	2/1/17	990,000	929,786
Kinder Morgan Energy Partners LP	6.950%	1/15/38	410,000	350,839
Pemex Project Funding Master Trust	6.625%	6/15/35	17,723,000	12,671,945
Sonat Inc.	7.625%	7/15/11	5,000,000	4,830,340
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,110,000	1,056,084
The Williams Cos. Inc.	8.125%	3/15/12	3,240,000	3,288,600
The Williams Cos. Inc.	7.500%	1/15/31	7,262,000	5,736,980
The Williams Cos. Inc.	8.750%	3/15/32	3,240,000	2,940,300
XTO Energy Inc.	7.500%	4/15/12	10,379,000	10,870,352
XTO Energy Inc.	6.750%	8/1/37	320,000	291,237
				129,325,599
Paper and Forest Products — 0.1%
Weyerhaeuser Co.	6.750%	3/15/12	2,775,000	2,669,253

Pharmaceuticals — 0.8%
Roche Holdings Inc.	6.000%	3/1/19	16,490,000	16,972,514	(D)
Wyeth	5.950%	4/1/37	9,750,000	9,181,926
				26,154,440
Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	3,550,000	2,945,847

Specialty Retail — 0.6%
Autozone Inc.	6.950%	6/15/16	5,620,000	5,511,354
Home Depot Inc.	4.625%	8/15/10	1,380,000	1,382,799
Home Depot Inc.	5.250%	12/16/13	2,740,000	2,669,716
Home Depot Inc.	5.400%	3/1/16	4,250,000	3,820,329
Limited Brands Inc.	6.125%	12/1/12	9,420,000	7,302,657
				20,686,855

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — 0.5%
Countrywide Financial Corp.	6.250%	5/15/16	$18,400,000	$15,308,266

Tobacco — 0.1%
Reynolds American Inc.	7.875%	5/15/09	3,240,000	3,255,332

Wireless Telecommunication Services — 0.2%
Sprint Capital Corp.	8.375%	3/15/12	7,935,000	7,141,500
Sprint Capital Corp.	6.900%	5/1/19	230,000	162,150
Sprint Capital Corp.	8.750%	3/15/32	1,050,000	703,500
				8,007,150
Total Corporate Bonds and Notes (Cost — $1,199,533,694)				880,644,730

Asset-Backed Securities — 4.4%
Fixed Rate Securities — 0.9%
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	3,745,703	2,115,904
Drive Auto Receivables Trust 2006-2 A3	5.330%	4/15/14	25,077,336	22,615,873	(D)
E-Trade RV and Marine Trust A3-1	3.620%	10/8/18	165,159	155,403
Equity One ABS Inc. 2003-3	4.995%	12/25/33	4,068,582	2,915,477
Green Tree Financial Corp. 1996-5	8.100%	7/15/26	434,112	77,737
Patrons’ Legacy 2003-IV	5.775%	12/23/63	5,800,000	4,358,106	(D)
				32,238,500
Indexed Securities(A) — 3.5%
Amortizing Residential Collateral Trust 2005-BC5 M1	1.557%	7/25/32	2,455,550	1,469,057
Asset-Backed Funding Certificates 2002-SB1	0.952%	12/25/30	1,211,374	762,074
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1	1.772%	8/25/37	9,823,475	5,456,634
Brazos Higher Education Authority Inc. 2005-1	1.496%	9/26/16	3,837,714	3,535,418
CDC Mortgage Capital Trust 2002-HE1	1.142%	1/25/33	480,840	287,160
CIT Group Home Equity Loan Trust 2002-1	0.812%	3/25/33	278,463	249,314
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	0.922%	11/25/46	4,605,417	1,678,676	(D)
Countrywide Asset-Backed Certificates 2003-BC3	1.142%	9/25/33	467,213	260,847
Fleet Home Equity Loan Trust 2003-1	0.795%	1/20/33	1,719,935	1,045,183
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1	1.272%	2/25/31	47,375,937	23,157,358	(D)
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN	0.782%	2/25/36	20,895,806	4,936,634
GSAMP Trust 2006-S4	0.612%	5/25/36	1,769,845	395,707
Lehman XS Trust 2005-5N	0.822%	11/25/35	7,643,333	3,028,422
Lehman XS Trust 2006-2N 1A1	0.782%	2/25/46	14,534,976	5,255,900
Lehman XS Trust 2006-GP4	0.592%	8/25/46	1,911,412	1,497,497
Long Beach Mortgage Loan Trust 2000-1	1.043%	1/21/31	192,204	121,882
Long Beach Mortgage Loan Trust 2006-9 2A3	0.682%	10/25/36	3,200,000	995,615
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1	0.972%	2/25/47	43,955,066	23,734,083
MSDWCC Heloc Trust 2005-1	0.712%	7/25/17	1,450,276	773,900
Provident Bank Home Equity Loan Trust 1999-3	1.302%	1/25/31	613,627	221,776
RAAC 2007-SP3 A1	1.722%	9/25/37	879,959	591,558
Residential Asset Mortgage Products Inc. 2003-RS2	1.202%	3/25/33	153,013	60,971
Residential Asset Securities Corp. 2001-KS2	0.982%	6/25/31	253,447	183,898
Residential Asset Securities Corp. 2001-KS3 AII	0.982%	9/25/31	96,661	56,312
SACO I Trust 2005-10 1A	0.782%	6/25/36	4,130,299	1,963,591
SACO I Trust 2005-8 A1	0.802%	11/25/20	1,138,755	594,735
SACO I Trust 2006-1 A	0.692%	9/25/35	1,521,574	400,423

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2	0.752%	2/25/37	$45,035,512	$20,084,735
SLM Student Loan Trust 2006-5	1.149%	7/25/17	13,972,607	13,950,643
				116,750,003
Total Asset-Backed Securities (Cost — $268,952,678)				148,988,503

Mortgage-Backed Securities — 20.4%
Fixed Rate Securities — 8.0%
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	25,420,000	16,115,512
Banc of America Commercial Mortgage Inc. 2007-5 A3	5.620%	2/10/51	3,710,000	2,724,726
Citicorp Mortgage Securities Inc. 2003-7 A1	4.750%	8/25/18	6,369,374	6,042,244
Commercial Mortgage Asset Trust 1999-C1 A3	6.640%	1/17/32	741,487	741,281
Countrywide Alternative Loan Trust 2003-20CB 1A1	5.500%	10/25/33	9,379,086	7,857,921
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/39	14,800,000	9,434,670
GE Capital Commercial Mortgage Corp. 2007-C1 A4	5.543%	12/10/49	1,330,000	792,927
GMAC Commercial Mortgage Securities Inc 2006-C1 A4	5.238%	11/10/45	3,800,000	3,026,041
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	12,900,000	10,755,127
GSR Mortgage Loan Trust 2005-4F 1A1	4.500%	4/25/20	6,486,849	6,158,453
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.420%	5/15/49	52,420,000	35,426,579
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2	7.400%	7/15/31	636,887	635,438
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	15,000,000	13,472,727
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/30	9,730,000	7,550,504
MASTR Reperforming Loan Trust 2005-1	6.500%	8/25/34	956,442	990,515	(D)
MASTR Reperforming Loan Trust 2005-1 1A3	7.000%	8/25/34	7,668,374	8,023,037	(D)
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4	5.485%	3/12/51	18,740,000	10,741,691
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	8,370,000	6,733,447
Prime Mortgage Trust 2006-DR1 1A1	5.500%	5/25/35	23,294,287	18,926,608	(D)
Prime Mortgage Trust 2006-DR1 1A2	6.000%	5/25/35	10,648,619	8,695,268	(D)
Prime Mortgage Trust 2006-DR1 2A2	6.000%	5/25/35	42,325,283	29,389,618	(D)
Residential Accredit Loans Inc. 2007-QS4 3A9	6.000%	3/25/37	8,300,000	4,067,875
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	2/25/32	3,218,513	1,835,810
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	36,777,316	33,296,149
Structured Asset Securities Corp. 2003-29 1A1	4.750%	9/25/18	21,651,940	21,584,278
WaMu Mortgage Pass-Through Certificates 2003-S7 A1	4.500%	8/25/18	3,940,989	3,899,116
				268,917,562
Indexed Securities(A) — 8.2%
American Home Mortgage Assets 2006-4	0.684%	10/25/46	916,270	296,142
American Home Mortgage Investment Trust 2006-2 1A1	0.602%	6/25/46	1,641,871	1,588,837
Amortizing Residential Collateral Trust 2002-BC1M	0.802%	1/1/32	1,757,233	878,616
Banc of America Funding Corp. 2005-E	4.187%	6/20/35	11,088,936	4,800,984
Bear Stearns Adjustable Rate Mortgage Trust 2004-9 24A1	5.466%	11/25/34	16,337,896	13,091,343
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A	0.692%	6/25/47	7,347,623	2,567,965
Citigroup Mortgage Loan Trust Inc. 2005-HE2	0.922%	5/25/35	2,328,941	1,532,909	(D)
Countrywide Alternative Loan Trust 2005-14	0.732%	5/25/35	6,560,711	2,829,215
Countrywide Alternative Loan Trust 2005-17 1A1	0.782%	7/25/35	8,236,381	3,382,451
Countrywide Alternative Loan Trust 2005-17 2A1	0.762%	7/25/35	17,556,946	7,613,269

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Alternative Loan Trust 2005-38 A3	0.872%	9/25/35	$5,431,946	$2,155,964
Countrywide Alternative Loan Trust 2005-56 3A1	0.812%	11/25/35	755,679	270,235
Countrywide Alternative Loan Trust 2005-59 1A1	0.852%	11/20/35	2,323,551	931,082
Countrywide Alternative Loan Trust 2005-85CB 2A5	1.622%	2/25/36	7,996,625	2,557,835
Countrywide Alternative Loan Trust 2006-0A7	0.732%	6/25/46	10,527,348	3,831,176
Countrywide Alternative Loan Trust 2006-OA2 A1	0.755%	5/20/46	4,974,358	1,797,287
Countrywide Home Loans 2005-03 1A2	0.812%	4/25/35	9,117,184	3,785,407
Countrywide Home Loans 2005-09 1A1	0.822%	5/25/35	9,070,372	3,752,581
Countrywide Home Loans 2005-09 2A1	0.742%	5/25/35	4,900,430	1,879,976
Deutsche Mortgage Securities Inc. 2004-4 7AR2	0.972%	6/25/34	2,203,947	1,592,373
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6	0.846%	10/19/45	3,681,547	1,726,333
First Horizon Alternative Mortgage Securities 2006-FA8 1A8	0.892%	2/25/37	4,169,096	1,865,804
GMAC Mortgage Corp. Loan Trust 2004-AR2 3A	4.372%	8/19/34	30,825,121	25,071,692
Greenpoint Mortgage Funding Trust 2005-AR1	0.742%	6/25/45	6,812,298	2,894,317
Greenpoint Mortgage Funding Trust 2005-AR4	0.782%	10/25/45	1,351,704	728,328
Greenpoint Mortgage Funding Trust 2006-AR4	0.622%	9/25/46	22,803,800	17,635,805
Greenpoint Mortgage Funding Trust 2006-AR5	0.602%	10/25/46	27,415,110	8,217,212
GSMPS Mortgage Loan Trust 2005-RP2	0.872%	3/25/35	14,345,141	8,855,889	(D)
Harborview Mortgage Loan Trust 2005-7	4.607%	6/19/45	13,458,849	5,114,363
Harborview Mortgage Loan Trust 2006-14 2A1A	0.706%	3/19/38	732,331	257,822
Harborview Mortgage Loan Trust 2006-9 2A1A	0.766%	11/19/36	872,887	325,892
Harborview Mortgage Loan Trust 2007-7 2A1A	1.522%	11/25/47	54,871,464	18,770,666
Impac Secured Assets Corp. 2005-2	0.842%	3/25/36	1,237,780	516,601
Impac Secured Assets Corp. 2006-2 2A1	0.872%	8/25/36	2,597,964	1,031,659
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.165%	11/25/37	7,043,898	3,872,244
Luminent Mortgage Trust 2007-2 2A1	0.752%	5/25/37	360,621	147,728
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2	0.732%	5/25/47	34,908,000	13,032,437
Medallion Trust 2003-1G	1.417%	12/21/33	1,426,593	1,137,385
Merrill Lynch Mortgage Investors Inc. 2005-A3 A1	0.792%	4/25/35	666,175	274,940
MLCC Mortgage Investors Inc. 2003-B	0.862%	4/25/28	1,747,169	1,341,141
MLCC Mortgage Investors Inc. 2006-1 1A	5.023%	2/25/36	619,467	537,536
Residential Accredit Loans Inc. 2006-QO10 A1	0.682%	1/25/37	20,115,217	8,235,129
Structured Adjustable Rate Mortgage Loan Trust 2005-18 5A1	5.519%	9/25/35	4,624,797	2,518,157
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	0.842%	10/25/35	1,410,205	567,262
Structured Asset Mortgage Investments Inc. 2006-AR6	0.712%	7/25/46	15,683,655	5,081,731
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	0.732%	8/25/36	34,256,554	12,520,520
Thornburg Mortgage Securities Trust 2006-3	0.627%	5/25/46	3,311,909	3,151,112
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A	2.393%	4/25/47	23,314,421	10,258,345
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.752%	4/25/45	8,371,339	3,407,713
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.792%	7/25/45	8,972,670	3,412,958
WaMu Mortgage Pass-Through Certificates, 2005-AR11	0.842%	8/25/45	23,065,979	9,794,694
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.812%	10/25/45	13,979,137	5,737,905

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10	1.722%	10/25/45	$3,729,252	$149,170	(D)
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.812%	12/25/45	8,602,835	3,468,903
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.792%	12/25/45	17,419,013	7,186,226
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.812%	12/25/45	16,901,936	7,020,551
Zuni Mortgage Loan Trust 2006-OA1	0.652%	8/25/36	18,164,978	17,289,497
				274,291,314
Stripped Securities — N.M.
Diversified REIT Trust 1999-1A	0.913%	3/18/11	42,397,355	22,894	(D),(H1)
FFCA Secured Lending Corp. 1999-1A	1.333%	9/18/25	3,281,609	90,767	(D),(G),(H1)
LB-UBS Commercial Mortgage Trust 2001-C3 X	0.926%	6/15/36	15,392,678	264,545	(D),(G),(H1)
Structured Mortgage Asset Residential Trust 1991-8	0.014%	1/25/23	564,278	56	(G),(H1)
				378,262
Variable Rate Securities(I) — 4.2%
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	10,000	7,651
Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A	5.627%	10/25/35	4,279,282	2,522,732
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.552%	2/15/39	4,180,000	3,388,979
Credit Suisse Mortgage Capital Certificates A3-C2	5.658%	3/15/39	53,500,000	43,483,682
Deutsche Mortgage Securities Inc. 2005-WF1 1A3	5.103%	6/26/35	11,730,000	6,314,067	(D)
GE Capital Commercial Mortgage Corp. 2005-C4	5.332%	11/10/45	10,000	7,685
Greenwich Capital Commercial Funding Corp. 2006-GG7	5.916%	7/10/38	8,370,000	6,073,577
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	6,482,157	3,652,051
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13	5.281%	1/12/43	3,420,000	2,622,906
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4	5.794%	2/12/51	40,800,000	26,969,718
JP Morgan Mortgage Trust 2007-A2 4A2	6.039%	4/25/37	11,550,000	5,818,068
MASTR Adjustable Rate Mortgages Trust 2004-15	5.580%	12/25/34	156,783	90,204
Merrill Lynch Mortgage Investors Inc. 1998-C1 A3	6.720%	11/15/26	2,713,628	2,742,673
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.085%	7/25/35	3,070,782	1,637,028
Thornburg Mortgage Securities Trust 2007-4 2A1	6.210%	9/25/37	21,998,650	15,262,874
Thornburg Mortgage Securities Trust 2007-4 3A1	6.220%	9/25/37	21,662,845	13,545,578
Wachovia Bank Commercial Mortgage Trust 2005-C20	5.118%	7/15/42	4,000,000	3,112,567
WaMu Mortgage Pass Through Certificates 2007-HY7 2A3	5.831%	7/25/37	13,000,000	5,124,395
				142,376,435
Total Mortgage-Backed Securities (Cost — $1,099,131,304)				685,963,573

U.S. Government and Agency Obligations — 9.5%
Fixed Rate Securities — 2.5%
Fannie Mae	6.250%	2/1/11	3,260,000	3,443,603	(J)
Fannie Mae	5.250%	8/1/12	2,610,000	2,732,644	(J)
Freddie Mac	5.300%	5/12/20	53,095,000	53,915,212	(J)
Freddie Mac	5.625%	11/23/35	12,290,000	12,676,729	(J)
Tennessee Valley Authority	7.125%	5/1/30	2,450,000	3,099,103

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
United States Treasury Notes	2.750%	2/15/19	$9,395,000	$9,446,391
				85,313,682
Treasury Inflation-Protected Securities(K) — 7.0%
United States Treasury Inflation-Protected Security	2.375%	1/15/17	6,333,443	6,725,324
United States Treasury Inflation-Protected Security	2.625%	7/15/17	2,332,617	2,533,077
United States Treasury Inflation-Protected Security	1.625%	1/15/18	20,154	20,369
United States Treasury Inflation-Protected Security	2.375%	1/15/25	40,498,477	42,080,428	(L)
United States Treasury Inflation-Protected Security	2.000%	1/15/26	71,828,960	71,020,884	(L)
United States Treasury Inflation-Protected Security	2.375%	1/15/27	53,106,701	55,463,311	(L)
United States Treasury Inflation-Protected Security	1.750%	1/15/28	13,553,834	12,977,796	(L)
United States Treasury Inflation-Protected Security	3.625%	4/15/28	13,130,916	16,187,950	(L)
United States Treasury Inflation-Protected Security	3.875%	4/15/29	16,463,444	21,145,236	(L)
United States Treasury Inflation-Protected Security	3.375%	4/15/32	5,970,637	7,670,406	(L)
				235,824,781
Total U.S. Government and Agency Obligations (Cost — $303,204,124)				321,138,463

U.S. Government Agency Mortgage-Backed Securities — 47.0%
Fixed Rate Securities — 42.5%
Fannie Mae	7.000%	5/1/09 to 2/1/33	7,244,517	7,801,843	(J)
Fannie Mae	8.000%	5/1/15	6,393	6,773	(J)
Fannie Mae	5.500%	4/1/18 to 3/1/37	67,415,645	70,223,766	(J)
Fannie Mae	4.500%	7/1/18 to 3/1/38	10,309,857	10,591,197	(J)
Fannie Mae	4.000%	8/1/20 to 9/1/20	4,383,695	4,468,356	(J)
Fannie Mae	5.000%	8/1/20 to 7/1/35	392,014,235	406,253,047	(J)
Fannie Mae	6.000%	12/1/24	8,370,000	8,759,724	(J),(M)
Fannie Mae	7.500%	6/1/25 to 5/1/28	453,202	491,614	(J)
Fannie Mae	6.000%	1/1/26 to 8/1/37	34,326,832	35,973,182	(J)
Fannie Mae	6.500%	7/1/28 to 8/1/37	3,734,204	3,970,521	(J)
Fannie Mae	4.000%	12/1/39	15,000,000	15,077,345	(J),(M)
Fannie Mae	4.500%	12/1/39	142,200,000	145,310,625	(J),(M)
Fannie Mae	5.500%	12/1/39	151,770,000	157,508,727	(J),(M)
Freddie Mac	6.000%	9/1/13 to 12/1/37	734,268	772,070	(J)
Freddie Mac	5.500%	12/1/13 to 8/1/35	28,630,764	29,789,028	(J)
Freddie Mac	9.300%	4/15/19	82,459	89,716	(J)
Freddie Mac	5.000%	9/1/20 to 11/1/36	307,142,555	317,654,766	(J)
Freddie Mac	7.000%	4/1/24 to 5/1/32	2,288,925	2,476,383	(J)
Freddie Mac	6.500%	6/1/32	37,183	39,496	(J)
Freddie Mac	5.000%	12/1/39	35,500,000	36,609,375	(J),(M)
Government National Mortgage Association	10.000%	11/15/09	54	55
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	104,742	112,621
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	166,489	179,291
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	254,249	272,340
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	12,576,664	13,378,812
Government National Mortgage Association	6.000%	3/15/26 to 8/15/35	23,746,094	24,935,215

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Government National Mortgage Association	5.500%	1/15/33	$213,269	$222,923
Government National Mortgage Association	5.000%	6/15/35 to 9/15/35	52,850,625	54,967,404
Government National Mortgage Association	4.500%	12/1/39	25,600,000	26,172,000	(M)
Government National Mortgage Association	5.000%	12/1/39	56,300,000	58,376,062	(M)
				1,432,484,277
Indexed Securities(A) — 4.5%
Fannie Mae	4.860%	6/1/35	7,378,702	7,524,577	(J)
Fannie Mae	4.538%	7/1/35	3,842,339	3,887,742	(J)
Fannie Mae	5.131%	8/1/35	780,037	804,529	(J)
Fannie Mae	5.015%	9/1/35 to 10/1/35	4,069,071	4,187,380	(J)
Fannie Mae	5.134%	9/1/35	4,593,387	4,736,708	(J)
Fannie Mae	3.811%	10/1/35	14,829,404	15,168,228	(J)
Fannie Mae	4.904%	10/1/35	1,721,814	1,765,477	(J)
Fannie Mae	4.930%	10/1/35	1,610,536	1,650,961	(J)
Fannie Mae	5.673%	10/1/35	1,461,920	1,504,582	(J)
Fannie Mae	3.780%	11/1/35	6,062,220	6,200,276	(J)
Fannie Mae	3.790%	11/1/35	5,739,113	5,869,954	(J)
Fannie Mae	3.797%	11/1/35	6,455,464	6,602,637	(J)
Fannie Mae	3.805%	11/1/35	6,504,872	6,653,334	(J)
Fannie Mae	3.810%	11/1/35	6,263,550	6,406,660	(J)
Fannie Mae	5.502%	2/1/37	52,286,392	54,477,093	(J)
Freddie Mac	5.000%	10/1/35	2,111,290	2,171,435	(J)
Freddie Mac	5.837%	8/1/37	19,269,805	20,040,149	(J)
				149,651,722
Stripped Securities — N.M.
Fannie Mae	9.500%	2/1/17	9,319	1,473	(G),(H1),(J)
Fannie Mae	1,009.500%	2/25/20	5	104	(G),(H1),(J)
Fannie Mae	1,009.250%	8/25/21	292	6,094	(G),(H1),(J)
Fannie Mae	0.000%	5/25/22	56,834	54,639	(G),(H2),(J)
Financing Corp.	0.000%	4/5/19	1,150,000	792,437	(G),(H2)
Freddie Mac	10.000%	3/1/21	50,771	8,994	(G),(H1),(J)
Freddie Mac	0.000%	7/15/22	9,624	9,055	(G),(H2),(J)
				872,796

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $1,524,961,034)				1,583,008,795

Yankee Bonds(N) — 7.3%
Aerospace and Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	9,102,704	8,556,541	(D)

Commercial Banks — 1.1%
Eksportfinans ASA	5.500%	5/25/16	10,700,000	11,289,410
Glitnir Banki Hf	6.330%	7/28/11	6,080,000	653,600	(C),(D),(G)
Glitnir Banki Hf	6.375%	9/25/12	8,920,000	958,900	(C),(D),(G)
Glitnir Banki Hf	6.693%	6/15/16	11,830,000	1,183	(B),(C),(D),(G)
Glitnir Banki Hf	7.451%	9/14/49	1,600,000	160	(B),(C),(D),(G)

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
HBOS Capital Funding LP	6.071%	6/30/49	$3,105,000	$745,697	(B),(D)
HSBC Capital Funding LP	4.610%	6/27/49	1,630,000	687,260	(B),(D)
Kaupthing Bank Hf	5.750%	10/4/11	2,960,000	151,700	(C),(D),(G)
Kaupthing Bank Hf	7.625%	2/28/15	20,280,000	1,571,700	(C),(D),(G)
Kaupthing Bank Hf	7.125%	5/19/16	30,520,000	3,052	(C),(D),(G)
Landsbanki Islands Hf	6.100%	8/25/11	17,170,000	42,925	(C),(D),(G)
Resona Preferred Global Securities	7.191%	12/29/49	13,670,000	6,288,200	(B),(D)
Royal Bank of Scotland Group PLC	7.640%	3/31/49	3,700,000	832,500	(B)
Royal Bank of Scotland Group PLC	6.990%	10/29/49	5,720,000	2,516,800	(B),(D)
RSHB Capital SA	6.299%	5/15/17	15,740,000	10,893,654	(D)
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	11,080,000	1,883,600	(B),(D)
				38,520,341
Diversified Financial Services — 0.7%
Aiful Corp.	5.000%	8/10/10	4,030,000	1,410,500	(D)
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	4,660,000	3,122,200	(B)
SMFG Preferred Capital	6.078%	1/29/49	13,800,000	8,443,806	(B),(D)
TNK-BP Finance SA	7.500%	7/18/16	9,940,000	7,206,500	(D)
TNK-BP Finance SA	7.500%	7/18/16	726,000	508,200	(D)
TNK-BP Finance SA	6.625%	3/20/17	4,830,000	3,187,800	(D)
TNK-BP Finance SA	6.625%	3/20/17	318,000	209,880	(D)
				24,088,886
Diversified Telecommunication Services — 0.6%
British Telecommunications PLC	8.625%	12/15/10	1,755,000	1,826,477	(P)
Deutsche Telekom International Finance BV	5.750%	3/23/16	5,370,000	5,268,593
Koninklijke (Royal) KPN NV	8.000%	10/1/10	8,240,000	8,524,733
Telecom Italia Capital SpA	5.250%	11/15/13	965,000	866,605
Telecom Italia Capital SpA	4.950%	9/30/14	2,570,000	2,219,018
Telecom Italia Capital SpA	5.250%	10/1/15	2,060,000	1,736,897
				20,442,323
Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	570,000	612,825

Foreign Governments — 1.2%
Russian Federation	7.500%	3/31/30	18,336,780	17,290,300	(D)
United Mexican States	5.625%	1/15/17	160,000	156,480
United Mexican States	7.500%	4/8/33	302,000	314,080
United Mexican States	6.750%	9/27/34	25,404,000	23,925,487
				41,686,347
Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	13,221,000	7,668,180	(D)
Intergas Finance BV	6.375%	5/14/17	1,220,000	707,600	(D)
				8,375,780
Industrial Conglomerates — 1.1%
Tyco International Group SA	6.750%	2/15/11	26,549,000	26,768,454
Tyco International Group SA	6.375%	10/15/11	6,560,000	6,646,277
Tyco International Group SA	6.000%	11/15/13	2,950,000	2,775,534
				36,190,265

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Insurance — 0.4%
Merna Reinsurance Ltd.	2.978%	7/7/10	$13,500,000		$12,436,200	(A),(D)

Metals and Mining — 0.6%
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	1,750,000		1,735,041	(D)
Vale Overseas Ltd.	8.250%	1/17/34	330,000		326,500
Vale Overseas Ltd.	6.875%	11/21/36	20,252,000		17,488,392
					19,549,933
Oil, Gas and Consumable Fuels — 0.9%
Anadarko Finance Co.	7.500%	5/1/31	710,000		554,546
Conoco Funding Co.	6.350%	10/15/11	400,000		432,801
Conoco Funding Co.	7.250%	10/15/31	350,000		357,035
Gazprom	6.212%	11/22/16	15,410,000		11,172,250	(D)
Gazprom	6.510%	3/7/22	12,230,000		7,888,350	(D)
Petrobras International Finance Co.	6.125%	10/6/16	10,020,000		10,020,000
					30,424,982
Wireless Telecommunication Services — 0.2%
America Movil SA de CV	5.625%	11/15/17	6,820,000		6,184,956

Total Yankee Bonds (Cost — $411,164,189)					247,069,379

Preferred Stocks — 0.1%
Fannie Mae	5.375%		44	shs	58,960	(F),(J),(O)
Fannie Mae	7.000%		26,600		15,960	(A),(J),(O)
Fannie Mae	8.250%		578,475		410,717	(B),(J),(O)
Freddie Mac	8.375%		844,875		388,643	(B),(J),(O)
General Motors Corp.	5.250%		292,725		743,521	(F)
Home Ownership Funding Corp.	1.000%		5,575		549,439	(D),(G)
Home Ownership Funding Corp. II	1.000%		5,000		492,770	(D),(G)
Preferred Blocker Inc.	7.000%		726		144,542	(D)

Total Preferred Stocks (Cost — $55,701,537)					2,804,552

Total Long-Term Securities (Cost — $4,862,648,560)					3,869,617,995

Short-Term Securities — 10.9%
U.S. Government and Agency Obligations — 8.9%
Federal Home Loan Bank	0.000%	11/18/09	$51,000,000		50,869,082	(E)
United States Treasury Bill	0.000%	6/4/09	147,620,000		147,570,105	(E)
United States Treasury Bill	0.000%	6/25/09	100,000,000		99,962,200	(E)
					298,401,387

Options Purchased — 0.1%
Barclays Swaption Call, April 2009, Strike Price $2.50			21,200,000	(Q)	209,848
Barclays Swaption Call, June 2009, Strike Price $2.60			19,000,000	(Q)	322,075
Barclays Swaption Call, May 2009, Strike Price $2.72			21,200,000	(Q)	400,831
Barclays Swaption Put, June 2009, Strike Price $1.90			8,400,000	(Q)	230,160
Barclays Swaption Put, June 2009, Strike Price $3.10			16,800,000	(Q)	117,600
Credit Suisse First Boston Swaption Call, April 2009, Strike Price $2.50			21,200,000	(Q)	209,848
Credit Suisse First Boston Swaption Call, April 2009, Strike Price $2.55			21,200,000	(Q)	239,320

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value

Short-Term Securities — Continued
Options Purchased — Continued
Credit Suisse First Boston Swaption Call, June 2009, Strike Price $2.60			37,900,000	(Q)	$642,455
Credit Suisse First Boston Swaption Call, May 2009, Strike Price $2.71			37,800,000	(Q)	703,674
Credit Suisse First Boston Swaption Put, June 2009, Strike Price $1.90			8,400,000	(Q)	225,120
Eurodollar Futures Call, April 2009, Strike Price $98.38			268	(Q)	140,700
					3,441,631
Repurchase Agreements — 1.9%
Goldman Sachs & Co. 0.12%, dated 3/31/09, to be repurchased at $56,189,187 on 4/1/09 (Collateral: $56,910,000 Freddie Mac notes, 2.500%, due 3/23/12, value $57,336,825)			$56,189,000		56,189,000
Morgan Stanley 0.10%, dated 3/31/09, to be repurchased at $8,970,025 on 4/1/09 (Collateral: $8,290,000 Freddie Mac notes, 4.500% due 1/15/15, value $9,149,399)			8,970,000		8,970,000
					65,159,000
Total Short-Term Securities (Cost — $367,254,066)					367,002,018
Total Investments — 125.8% (Cost — $5,229,902,626) (R)					4,236,620,013
Other Assets Less Liabilities — (25.8)%					(868,867,136)

Net Assets — 100.0%					$3,367,752,877

		Expiration	Actual Contracts		Appreciation/ (Depreciation)

Futures Contracts Purchased
Eurodollar Futures		June 2009	901		$4,270,795
Eurodollar Futures		September 2009	1,554		3,713,293
Eurodollar Futures		March 2010	242		129,378
Eurodollar Futures		September 2010	121		9,982
U.S. Treasury Bond Futures		June 2009	2,744		9,558,959
U.S. Treasury Note Futures		June 2009	6,474		10,061,895
					$27,744,302
Futures Contracts Written
U.S. Treasury Note Futures		June 2009	2,542		$(7,026,069)

Options Written
Barclays Swaption Call, Strike Price $2.16		April 2009	42,400,000		$235,914
Barclays Swaption Call, Strike Price $2.20		June 2009	38,000,000		41,929
Barclays Swaption Call, Strike Price $2.30		May 2009	42,400,000		36,133
Barclays Swaption Call, Strike Price $2.40		June 2009	16,800,000		—
Barclays Swaption Call, Strike Price $4.86		October 2013	31,920,000		(1,826,003)
Barclays Swaption Put, Strike Price $2.40		June 2009	16,800,000		—
Barclays Swaption Put, Strike Price $2.50		June 2009	16,800,000		—
Barclays Swaption Put, Strike Price $4.86		October 2013	31,920,000		863,851
Credit Suisse First Boston Swaption Call, Strike Price $2.17		April 2009	42,400,000		247,030
Credit Suisse First Boston Swaption Call, Strike Price $2.20		June 2009	75,800,000		76,057

Portfolio of Investments — Continued

Western Asset Core Bond Portfolio — Continued

Options Written — Continued
Credit Suisse First Boston Swaption Call, Strike Price $2.22	April 2009	42,400,000	$134,640
Credit Suisse First Boston Swaption Call, Strike Price $2.30	May 2009	75,600,000	98,446
Credit Suisse First Boston Swaption Put, Strike Price $2.50	June 2009	16,800,000	—
Eurodollar Futures Put, Strike Price $97.25	June 2009	391	288,839
Eurodollar Futures Put, Strike Price $98.75	June 2009	298	84,185
Greenwich Swaption Call, Strike Price $4.97	October 2013	57,220,000	(3,685,569)
Greenwich Swaption Put, Strike Price $4.97	October 2013	57,220,000	1,590,247
JP Morgan Swaption Call, Strike Price $4.86	October 2013	25,300,000	(1,454,892)
JP Morgan Swaption Put, Strike Price $4.86	October 2013	25,300,000	692,284
U.S. Treasury Bond Futures Call, Strike Price $131.00	May 2009	159	162,674
U.S. Treasury Note Futures Call, Strike Price $124.00	May 2009	178	(98,234)
U.S. Treasury Note Futures Call, Strike Price $125.00	May 2009	78	(13,796)
U.S. Treasury Note Futures Call, Strike Price $127.00	May 2009	186	54,289
U.S. Treasury Note Futures Put, Strike Price $116.00	April 2009	170	97,431
U.S. Treasury Note Futures Put, Strike Price $116.00	May 2009	688	445,552
U.S. Treasury Note Futures Put, Strike Price $119.00	May 2009	186	246,101
U.S. Treasury Note Futures Put, Strike Price $124.00	May 2009	168	(27,090)
			$(1,709,982)

N.M.	Not Meaningful.
(A)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(B)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(C)	Bond is currently in default.
(D)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 9.97% of net assets.

(E)	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(F)	Convertible Security - Security may be converted into the issuer’s common stock.
(G)	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
(H)

Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(I)	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
(J)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(K)

Treasury Inflation-Protected Security —Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

(L)	All or a portion of this security is collateral to cover futures and options contracts written.
(M)	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(N)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(O)	Non-income producing.
(P)	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
(Q)	Par represents actual number of contracts.
(R)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$85,456,499
Gross unrealized depreciation	(1,078,739,112)
Net unrealized depreciation	$(993,282,613)

Net Asset Value Per Share:

Institutional Class	$8.61

Financial Intermediary Class	$8.61

Institutional Select Class	$8.62

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

March 31, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 109.1%
Corporate Bonds and Notes — 26.7%
Aerospace and Defense — 0.1%
Boeing Co.	6.000%	3/15/19	$8,200,000	$8,422,076
L-3 Communications Corp.	7.625%	6/15/12	852,000		855,195
					9,277,271
Air Freight and Logistics — N.M.
United Parcel Service Inc.	4.500%	1/15/13	270,000		283,764

Airlines — 0.9%
Continental Airlines Inc.	7.056%	3/15/11	10,000		9,600
Continental Airlines Inc.	6.503%	12/15/12	1,015,000		893,200
Continental Airlines Inc.	6.900%	7/2/19	54,238		43,390
Continental Airlines Inc.	6.545%	8/2/20	11,198,784		9,630,955
Continental Airlines Inc.	5.983%	4/19/22	9,410,000		6,963,400
Continental Airlines Inc.	6.703%	12/15/22	222,554		164,690
DAE Aviation Holdings Inc.	11.250%	8/1/15	1,950,000		487,500	(A)
Delta Air Lines Inc.	6.619%	3/18/11	2,738,959		2,465,063
Delta Air Lines Inc.	7.570%	5/18/12	10,975,000		9,932,375
Delta Air Lines Inc.	7.111%	3/18/13	1,300,000		1,131,000
Delta Air Lines Inc.	6.821%	8/10/22	16,206,310		10,858,228
Northwest Airlines Corp.	7.575%	3/1/19	10,330,282		7,149,629
Northwest Airlines Inc.	1.716%	8/6/13	1,123,807		696,605	(B)
Northwest Airlines Inc.	2.001%	5/20/14	4,501,717		3,241,236	(B)
Southwest Airlines Co.	5.125%	3/1/17	5,320,000		4,092,133
United Air Lines Inc.	7.032%	4/1/12	2,717,835		2,609,122
United Air Lines Inc.	7.186%	10/1/12	13,138,486		12,482,973
United Air Lines Inc.	6.602%	3/1/15	277,374		266,279
					73,117,378
Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	386,000		19,300
Visteon Corp.	12.250%	12/31/16	273,000		13,650	(A)
					32,950
Automobiles — 0.3%
DaimlerChrysler NA Holding Corp.	5.750%	5/18/09	90,000		90,026
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	500,000		478,605
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	3,315,000		3,177,398
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	1,390,000		1,259,414
Ford Motor Co.	7.450%	7/16/31	30,335,000		9,631,362
Ford Motor Co.	4.250%	12/15/36	175,000		61,031	(C)
General Motors Corp.	8.250%	7/15/23	33,240,000		3,905,700
General Motors Corp.	8.375%	7/5/33	9,520,000	EUR	2,273,520
General Motors Corp.	8.375%	7/15/33	20,440,000		2,452,800
					23,329,856
Beverages — 0.1%
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,000,000		5,662,866	(D)

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Beverages — Continued
PepsiCo Inc	7.900%	11/1/18	$210,000	$258,018
				5,920,884
Building Products — 0.1%
Masco Corp.	7.125%	8/15/13	5,830,000	4,445,853
Masco Corp.	6.125%	10/3/16	8,270,000	5,307,496
				9,753,349
Capital Markets — 0.9%
Goldman Sachs Capital II	5.793%	12/29/49	1,810,000	753,577	(E)
Goldman Sachs Group LP	4.500%	6/15/10	1,760,000	1,756,228
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	5,530,000	553	(E),(F)
Lehman Brothers Holdings Inc.	5.250%	2/6/12	1,690,000	215,475	(F)
Lehman Brothers Holdings Inc.	6.200%	9/26/14	8,690,000	1,107,975	(F)
Lehman Brothers Holdings Inc.	6.500%	7/19/17	5,280,000	528	(F)
Merrill Lynch and Co. Inc.	6.050%	5/16/16	390,000	239,224
Morgan Stanley	5.625%	1/9/12	470,000	452,242
Morgan Stanley	1.950%	6/20/12	210,000	209,688
Morgan Stanley	4.750%	4/1/14	8,460,000	6,916,701
Morgan Stanley	1.593%	10/18/16	7,380,000	4,947,707	(B)
The Bear Stearns Cos. Inc.	6.400%	10/2/17	12,620,000	12,282,364
The Bear Stearns Cos. Inc.	7.250%	2/1/18	39,620,000	40,916,129
The Goldman Sachs Group Inc.	6.600%	1/15/12	2,810,000	2,806,235
The Goldman Sachs Group Inc.	5.625%	1/15/17	1,420,000	1,106,133
				73,710,759
Chemicals — N.M.
Westlake Chemical Corp.	6.625%	1/15/16	1,265,000	885,500

Commercial Banks — 0.5%
Bank One Corp.	7.875%	8/1/10	150,000	154,040
Bank One Corp.	5.900%	11/15/11	2,000,000	1,960,232
HBOS Treasury Services PLC	5.250%	2/21/17	4,570,000	3,634,558	(A)
Rabobank Capital Funding Trust II	5.260%	12/31/49	590,000	265,500	(A),(E)
Rabobank Capital Funding Trust III	5.254%	12/31/49	4,140,000	1,863,000	(A),(E)
SunTrust Capital VIII	6.100%	12/15/36	3,140,000	1,760,347	(E)
Wachovia Capital Trust III	5.800%	3/15/42	9,480,000	3,412,800	(E)
Wachovia Corp.	5.250%	8/1/14	720,000	597,823
Wachovia Corp.	5.750%	2/1/18	23,000,000	20,375,148
Wells Fargo and Co.	5.300%	8/26/11	75,000	73,536
Wells Fargo and Co.	5.000%	11/15/14	130,000	108,316
Wells Fargo Capital X	5.950%	12/15/36	6,995,000	4,721,625	(E)
				38,926,925
Commercial Services and Supplies — 0.3%
Rental Service Corp.	9.500%	12/1/14	1,900,000	931,000
Waste Management Inc.	6.875%	5/15/09	8,000,000	8,018,936
Waste Management Inc.	7.375%	8/1/10	6,055,000	6,194,731
Waste Management Inc.	6.375%	11/15/12	2,110,000	2,124,688
Waste Management Inc.	5.000%	3/15/14	6,938,000	6,624,423
Waste Management Inc.	7.125%	12/15/17	500,000	485,310

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Services and Supplies — Continued
Waste Management Inc.	7.750%	5/15/32	$90,000	$86,538
					24,465,626
Communications Equipment — 0.2%
EchoStar DBS Corp.	7.750%	5/31/15	2,745,000		2,525,400
Motorola Inc.	8.000%	11/1/11	10,850,000		9,952,488
					12,477,888
Computers and Peripherals — N.M.
International Business Machines Corp.	4.750%	11/29/12	40,000		42,396

Consumer Finance — 1.6%
American Express Co.	6.800%	9/1/66	10,485,000		5,056,853	(E)
American General Finance Corp.	6.900%	12/15/17	8,600,000		3,014,188
Caterpillar Financial Services Corp.	6.200%	9/30/13	290,000		290,278
Ford Motor Credit Co.	7.875%	6/15/10	3,560,000		2,942,002
Ford Motor Credit Co.	6.570%	6/15/11	5,724,000		4,035,420	(B)
Ford Motor Credit Co.	7.250%	10/25/11	2,525,000		1,797,689
Ford Motor Credit Co.	7.800%	6/1/12	19,090,000		12,937,789
Ford Motor Credit Co.	7.000%	10/1/13	22,000,000		14,710,564
GMAC LLC	6.625%	5/15/12	177,000		118,737	(A)
GMAC LLC	7.500%	12/31/13	2,946,000		1,416,083	(A)
GMAC LLC	8.000%	12/31/18	2,454,000		712,421	(A)
GMAC LLC	8.000%	11/1/31	101,534,000		48,854,099	(A)
SLM Corp.	5.000%	10/1/13	17,665,000		9,393,682
SLM Corp.	5.375%	5/15/14	25,005,000		12,957,541
SLM Corp.	5.050%	11/14/14	4,690,000		2,482,661
SLM Corp.	5.000%	4/15/15	740,000		347,800
SLM Corp.	5.625%	8/1/33	4,160,000		1,664,990
					122,732,797
Diversified Consumer Services — 0.1%
Service Corp. International	6.750%	4/1/16	1,530,000		1,331,100
Service Corp. International	7.625%	10/1/18	400,000		344,000
Service Corp. International	7.500%	4/1/27	5,385,000		3,957,975
					5,633,075
Diversified Financial Services — 2.9%
AAC Group Holding Corp.	10.250%	10/1/12	770,000		435,050	(A)
Air 2 US	8.027%	10/1/19	13,160,276		7,238,152	(A)
BAC Capital Trust XIV	5.630%	12/31/49	2,240,000		492,778	(E)
Banca Italease SpA	2.301%	2/2/10	57,800,000	EUR	69,145,187	(B)
Bank of America Corp.	5.420%	3/15/17	2,030,000		1,233,761
Bank of America Corp.	5.750%	12/1/17	480,000		403,097
Citibank N.A.	1.625%	3/30/11	20,040,000		20,073,848
Citigroup Inc.	4.125%	2/22/10	860,000		830,079
Citigroup Inc.	6.500%	8/19/13	110,000		101,081
Citigroup Inc.	5.000%	9/15/14	270,000		178,983
Citigroup Inc.	6.125%	8/25/36	1,560,000		838,278
Citigroup Inc.	5.875%	5/29/37	6,040,000		4,638,327
Citigroup Inc.	6.875%	3/5/38	36,010,000		31,394,634
DI Finance LLC	9.500%	2/15/13	1,004,000		946,270

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
General Electric Capital Corp.	5.450%	1/15/13	$1,155,000	$1,112,277
General Electric Capital Corp.	5.625%	5/1/18	530,000	460,846
General Electric Capital Corp.	6.875%	1/10/39	48,530,000	39,580,583
General Electric Capital Corp.	6.375%	11/15/67	47,395,000	23,014,159	(E)
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	100,000	22,527	(A),(E)
HSBC Finance Corp.	8.000%	7/15/10	70,000	66,018
HSBC Finance Corp.	6.375%	8/1/10	1,000,000	935,318
HSBC Finance Corp.	7.000%	5/15/12	160,000	128,432
HSBC Finance Corp.	6.375%	11/27/12	520,000	419,875
ILFC E-Capital Trust I	5.900%	12/21/65	24,400,000	3,681,374	(A),(E)
ILFC E-Capital Trust II	6.250%	12/21/65	7,220,000	1,157,987	(A),(E)
JPMorgan Chase and Co.	2.125%	6/22/12	160,000	160,772
JPMorgan Chase and Co.	5.750%	1/2/13	4,430,000	4,231,080
JPMorgan Chase and Co.	5.125%	9/15/14	920,000	813,909
JPMorgan Chase and Co.	5.150%	10/1/15	490,000	431,959
JPMorgan Chase and Co.	6.125%	6/27/17	60,000	55,198
Liberty Media LLC	5.700%	5/15/13	535,000	397,154
Liberty Media LLC	3.750%	2/15/30	170,000	49,300	(C)
PHH Corp.	7.125%	3/1/13	8,640,000	3,811,458
TNK-BP Finance SA	7.875%	3/13/18	13,200,000	9,240,000	(A)
Unilever Capital Corp.	7.125%	11/1/10	1,450,000	1,558,746
				229,278,497
Diversified Telecommunication Services — 1.8%
AT&T Inc.	5.100%	9/15/14	8,640,000	8,669,091
AT&T Inc.	5.600%	5/15/18	25,000,000	24,327,650
AT&T Inc.	6.300%	1/15/38	130,000	114,155
AT&T Inc.	6.400%	5/15/38	10,377,000	9,232,500
AT&T Inc.	6.550%	2/15/39	8,800,000	7,981,442
BellSouth Corp.	4.750%	11/15/12	640,000	651,067
BellSouth Corp.	5.200%	9/15/14	8,250,000	8,297,157
CenturyTel Inc.	6.000%	4/1/17	8,270,000	6,905,450
Citizens Communications Co.	9.250%	5/15/11	530,000	537,950
Citizens Communications Co.	7.875%	1/15/27	4,910,000	3,314,250
Level 3 Financing Inc.	9.250%	11/1/14	4,695,000	3,239,550
Qwest Communications International Inc.	7.500%	2/15/14	6,774,000	5,859,510
Qwest Corp.	7.500%	10/1/14	2,680,000	2,438,800
Qwest Corp.	6.875%	9/15/33	5,600,000	3,668,000
Verizon Communications Inc.	8.750%	11/1/18	14,000,000	16,018,520
Verizon Communications Inc.	6.400%	2/15/38	7,700,000	6,980,458
Verizon Communications Inc.	8.950%	3/1/39	20,000,000	22,983,880
Verizon Global Funding Corp.	7.375%	9/1/12	155,000	167,523
Verizon New York Inc.	6.875%	4/1/12	3,942,000	4,037,625
Windstream Corp.	8.625%	8/1/16	10,100,000	9,923,250
				145,347,828
Electric Utilities — 1.3%
Duke Energy Corp.	5.625%	11/30/12	1,010,000	1,067,819
Energy Future Holdings Corp.	10.875%	11/1/17	1,051,000	677,895
Energy Future Holdings Corp.	11.250%	11/1/17	146,179,000	61,760,628	(G)
Exelon Corp.	5.625%	6/15/35	455,000	303,940
FirstEnergy Corp.	6.450%	11/15/11	3,190,000	3,192,890

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Electric Utilities — Continued
FirstEnergy Corp.	7.375%	11/15/31	$20,615,000	$16,775,951
Pacific Gas and Electric Co.	8.250%	10/15/18	40,000	47,143
Pacific Gas and Electric Co.	6.050%	3/1/34	5,180,000	5,068,858
Pacific Gas and Electric Co.	5.800%	3/1/37	11,790,000	11,211,889
Progress Energy Inc.	7.100%	3/1/11	52,000	53,908
The Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,080,000	959,551
The Detroit Edison Co.	5.200%	10/15/12	10,000	10,217
				101,130,689
Energy Equipment and Services — 0.3%
Baker Hughes Inc.	7.500%	11/15/18	280,000	318,220
Complete Production Services Inc.	8.000%	12/15/16	5,355,000	3,400,425
Pacific Energy Partners	7.125%	6/15/14	630,000	583,645
Pride International Inc.	7.375%	7/15/14	1,440,000	1,418,400
Smith International Inc.	9.750%	3/15/19	17,550,000	18,332,151
				24,052,841
Food and Staples Retailing — 0.6%
CVS Caremark Corp.	6.600%	3/15/19	16,900,000	17,033,747
CVS Caremark Corp.	6.943%	1/10/30	3,194,510	2,435,463	(A)
CVS Corp.	5.789%	1/10/26	111,877	85,893	(A)
CVS Corp.	5.298%	1/11/27	559,467	406,057	(A)
CVS Lease Pass-Through Trust	5.880%	1/10/28	5,633,473	4,192,599	(A),(H)
CVS Lease Pass-Through Trust	6.036%	12/10/28	19,933,997	14,980,598	(A),(H)
Safeway Inc.	6.350%	8/15/17	310,000	317,693
The Kroger Co.	6.400%	8/15/17	1,270,000	1,303,759
The Kroger Co.	6.150%	1/15/20	1,830,000	1,809,943
Wal-Mart Stores Inc.	5.800%	2/15/18	180,000	196,784
Wal-Mart Stores Inc.	6.200%	4/15/38	2,260,000	2,284,345
				45,046,881
Food Products — 0.2%
General Mills Inc.	5.700%	2/15/17	7,210,000	7,413,848
Sara Lee Corp.	6.250%	9/15/11	9,750,000	10,166,618
				17,580,466
Gas Utilities — 0.1%
Southern Natural Gas Co.	5.900%	4/1/17	50,000	43,575	(A)
Southern Natural Gas Co.	8.000%	3/1/32	9,410,000	8,527,511
Suburban Propane Partners LP	6.875%	12/15/13	2,000,000	1,900,000
				10,471,086
Health Care Equipment and Supplies — N.M.
Biomet Inc.	10.375%	10/15/17	1,800,000	1,521,000	(G)
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681,000	689,512
				2,210,512
Health Care Providers and Services — 1.3%
AmerisourceBergen Corp.	5.625%	9/15/12	6,330,000	6,245,229
AmerisourceBergen Corp.	5.875%	9/15/15	7,070,000	6,687,654
Cardinal Health Inc.	5.800%	10/15/16	6,260,000	5,749,885
Cardinal Health Inc.	5.850%	12/15/17	270,000	246,050

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
Community Health Systems Inc.	8.875%	7/15/15	$6,910,000	$6,529,950
DaVita Inc.	6.625%	3/15/13	4,435,000	4,301,950
HCA Inc.	8.750%	9/1/10	256,000	254,720
HCA Inc.	7.875%	2/1/11	1,000,000	967,500
HCA Inc.	6.300%	10/1/12	299,000	249,665
HCA Inc.	6.250%	2/15/13	1,243,000	932,250
HCA Inc.	5.750%	3/15/14	221,000	144,755
HCA Inc.	9.125%	11/15/14	1,280,000	1,203,200
HCA Inc.	9.250%	11/15/16	10,500,000	9,555,000
HCA Inc.	9.625%	11/15/16	9,809,000	7,822,677	(G)
HCA Inc.	7.690%	6/15/25	723,000	376,543
HCA Inc.	7.500%	11/6/33	1,925,000	962,500
HCA Inc.	7.500%	11/15/95	15,410,000	7,187,964
Tenet Healthcare Corp.	7.375%	2/1/13	6,222,000	4,946,490
Tenet Healthcare Corp.	9.875%	7/1/14	2,668,000	2,081,040
Tenet Healthcare Corp.	9.250%	2/1/15	12,430,000	9,571,100
Tenet Healthcare Corp.	9.000%	5/1/15	1,250,000	1,206,250	(A)
Tenet Healthcare Corp.	10.000%	5/1/18	1,250,000	1,209,375	(A)
UnitedHealth Group Inc.	4.875%	2/15/13	180,000	175,317
UnitedHealth Group Inc.	4.875%	4/1/13	18,130,000	17,614,854
WellPoint Inc.	5.875%	6/15/17	3,040,000	2,857,825
WellPoint Inc.	7.000%	2/15/19	5,500,000	5,502,964
				104,582,707
Hotels, Restaurants and Leisure — 0.2%
Boyd Gaming Corp.	6.750%	4/15/14	10,000	5,800
Boyd Gaming Corp.	7.125%	2/1/16	20,000	10,800
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	1,070,000	112,350
Marriott International Inc.	5.810%	11/10/15	7,950,000	6,513,467
McDonald’s Corp.	5.350%	3/1/18	310,000	327,059
MGM MIRAGE	6.750%	9/1/12	435,000	152,250
MGM MIRAGE	6.625%	7/15/15	380,000	134,900
MGM MIRAGE	7.625%	1/15/17	3,690,000	1,309,950
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245,000	72,275
River Rock Entertainment Authority	9.750%	11/1/11	220,000	110,000
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	5,350,000	4,574,250
Station Casinos Inc.	7.750%	8/15/16	9,760,000	2,244,800	(H)
				15,567,901
Household Durables — 0.1%
Pulte Homes Inc.	8.125%	3/1/11	6,890,000	6,683,300

Household Products — N.M.
American Achievement Corp.	8.250%	4/1/12	250,000	181,250	(A)
Procter and Gamble Co.	8.500%	8/10/09	90,000	92,039
				273,289
Independent Power Producers and Energy Traders — 1.6%
Dynegy Holdings Inc.	7.750%	6/1/19	9,730,000	6,324,500
NRG Energy Inc.	7.250%	2/1/14	3,130,000	2,942,200
NRG Energy Inc.	7.375%	2/1/16	6,791,000	6,315,630
NRG Energy Inc.	7.375%	1/15/17	595,000	553,350

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
The AES Corp.	8.750%	5/15/13	$11,741,000	$11,564,885	(A)
The AES Corp.	7.750%	3/1/14	32,158,000	28,781,410
The AES Corp.	7.750%	10/15/15	8,070,000	7,041,075
The AES Corp.	8.000%	10/15/17	52,640,000	45,138,800
The AES Corp.	8.000%	6/1/20	14,470,000	11,720,700	(A)
TXU Corp.	5.550%	11/15/14	1,560,000	580,456
TXU Corp.	6.500%	11/15/24	2,850,000	799,496
TXU Corp.	6.550%	11/15/34	28,635,000	7,760,944
				129,523,446
Industrial Conglomerates — 0.4%
General Electric Co.	5.000%	2/1/13	7,055,000	7,055,790
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	945,000	801,398
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	31,995,000	26,753,355
				34,610,543
Insurance — 0.3%
American International Group Inc.	5.850%	1/16/18	5,390,000	2,110,206
American International Group Inc.	6.250%	3/15/37	360,000	28,800	(E)
ASIF Global Financing XIX	4.900%	1/17/13	2,180,000	1,420,680	(A)
Marsh and McLennan Cos. Inc.	5.150%	9/15/10	5,990,000	5,840,316
MetLife Capital Trust IV	7.875%	12/15/37	13,000,000	6,890,000	(A),(E)
MetLife Inc.	6.400%	12/15/66	2,835,000	1,190,700	(E)
The Travelers Cos. Inc.	6.250%	3/15/67	2,760,000	1,464,627	(E)
				18,945,329
IT Services — N.M.
Electronic Data Systems Corp.	6.000%	8/1/13	775,000	820,821	(D)

Leisure Equipment and Products — 0.3%
Eastman Kodak Co.	7.250%	11/15/13	21,264,000	12,014,160
Eastman Kodak Co.	3.375%	10/15/33	13,820,000	10,641,400	(C)
				22,655,560
Machinery — N.M.
Terex Corp.	7.375%	1/15/14	2,680,000	2,318,200

Media — 1.7%
CBS Corp.	7.625%	1/15/16	5,500,000	4,454,527
Charter Communications Operating LLC	10.875%	9/15/14	3,640,000	3,530,800	(A),(F),(H)
Clear Channel Communications Inc.	4.250%	5/15/09	2,760,000	2,456,400
Clear Channel Communications Inc.	6.250%	3/15/11	6,600,000	1,320,000
Clear Channel Communications Inc.	5.500%	9/15/14	8,120,000	1,218,000
Comcast Cable Communications Inc.	6.750%	1/30/11	210,000	217,286
Comcast Cable Communications Inc.	8.875%	5/1/17	40,000	43,369
Comcast Corp.	6.500%	1/15/15	3,760,000	3,738,831
Comcast Corp.	6.500%	1/15/17	3,660,000	3,623,089
Comcast Corp.	5.875%	2/15/18	10,000	9,508
Comcast Corp.	6.450%	3/15/37	14,000,000	12,231,100
Comcast Corp.	6.950%	8/15/37	7,470,000	6,956,154
Cox Communications Inc.	7.875%	8/15/09	7,680,000	7,783,388
CSC Holdings Inc	8.625%	2/15/19	3,265,000	3,142,563	(A)
CSC Holdings Inc.	6.750%	4/15/12	500,000	481,250

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
DirecTV Holdings LLC	8.375%	3/15/13	$2,531,000	$2,559,474
EchoStar DBS Corp.	7.000%	10/1/13	6,340,000	5,880,350
EchoStar DBS Corp.	6.625%	10/1/14	1,185,000	1,060,575
Gannett Co. Inc.	6.375%	4/1/12	4,560,000	2,831,705
Lamar Media Corp.	6.625%	8/15/15	460,000	331,200
News America Inc.	6.200%	12/15/34	260,000	187,033
News America Inc.	6.650%	11/15/37	1,330,000	996,625
News America Inc.	6.750%	1/9/38	200,000	201,804
Reed Elsevier Capital Inc.	8.625%	1/15/19	12,580,000	12,898,400
Time Warner Cable Inc.	8.750%	2/14/19	14,150,000	15,024,838
Time Warner Cable Inc.	8.250%	4/1/19	10,520,000	10,810,583
Time Warner Entertainment Co. LP	8.375%	7/15/33	20,000	18,920
Time Warner Inc.	6.875%	5/1/12	6,230,000	6,340,894
Time Warner Inc.	7.625%	4/15/31	440,000	393,151
Time Warner Inc.	7.700%	5/1/32	1,154,000	1,037,718
Viacom Inc.	5.750%	4/30/11	14,870,000	14,485,744
Viacom Inc.	6.250%	4/30/16	6,600,000	5,794,417
				132,059,696
Metals and Mining — 0.2%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	14,090,000	13,174,150
Steel Dynamics Inc.	6.750%	4/1/15	5,890,000	3,990,475
Steel Dynamics Inc.	7.750%	4/15/16	1,980,000	1,356,300	(A)
				18,520,925
Multi-Utilities — 0.1%
Dominion Resources Inc.	5.125%	12/15/09	1,260,000	1,267,808
Dominion Resources Inc.	4.750%	12/15/10	1,010,000	1,017,182
Dominion Resources Inc.	5.700%	9/17/12	5,495,000	5,601,927
Dominion Resources Inc.	8.875%	1/15/19	90,000	101,889
				7,988,806
Multiline Retail — 0.1%
J.C. Penney Co. Inc.	7.400%	4/1/37	690,000	438,209
Target Corp.	4.000%	6/15/13	5,340,000	5,357,441
The Neiman-Marcus Group Inc.	9.000%	10/15/15	6,820,000	2,190,925	(G)
				7,986,575
Office Electronics — N.M.
Xerox Corp.	6.750%	2/1/17	1,180,000	901,224

Oil, Gas and Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	8.700%	3/15/19	17,200,000	17,208,325
Anadarko Petroleum Corp.	6.450%	9/15/36	30,075,000	21,021,372
Apache Corp.	6.000%	1/15/37	240,000	231,497
Chesapeake Energy Corp.	9.500%	2/15/15	625,000	607,813
Chesapeake Energy Corp.	6.375%	6/15/15	1,205,000	1,015,212
Chesapeake Energy Corp.	6.250%	1/15/18	1,970,000	1,536,600
Chesapeake Energy Corp.	7.250%	12/15/18	7,105,000	5,834,981
Conoco Inc.	6.950%	4/15/29	638,000	635,247
ConocoPhillips	8.750%	5/25/10	3,100,000	3,315,320
ConocoPhillips	5.900%	10/15/32	10,000	9,125

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
ConocoPhillips	6.500%	2/1/39	$29,680,000	$28,952,128
Devon Energy Corp.	6.300%	1/15/19	14,500,000	14,147,287
Devon Energy Corp.	7.950%	4/15/32	210,000	217,460
El Paso Corp.	7.000%	6/15/17	68,790,000	58,587,136
El Paso Corp.	7.800%	8/1/31	4,277,000	3,195,779
El Paso Corp.	7.750%	1/15/32	8,074,000	6,015,429
El Paso Natural Gas Co.	8.375%	6/15/32	2,520,000	2,397,596
Energy Transfer Partners LP	6.125%	2/15/17	5,305,000	4,733,142
Energy Transfer Partners LP	6.700%	7/1/18	320,000	289,641
Energy Transfer Partners LP	9.700%	3/15/19	15,000,000	15,929,490
Enterprise Products Operating LLP	6.300%	9/15/17	4,300,000	3,963,409
Hess Corp.	8.125%	2/15/19	25,760,000	26,555,211
Hess Corp.	7.875%	10/1/29	5,290,000	4,787,561
Hess Corp.	7.300%	8/15/31	13,235,000	11,513,206
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	33,910,000	28,145,300	(A)
Kerr-McGee Corp.	6.875%	9/15/11	800,000	817,654
Kerr-McGee Corp.	6.950%	7/1/24	2,780,000	2,130,197
Kerr-McGee Corp.	7.875%	9/15/31	10,555,000	8,585,817
Kinder Morgan Energy Partners LP	6.750%	3/15/11	40,000	40,790
Kinder Morgan Energy Partners LP	7.125%	3/15/12	7,670,000	7,849,225
Kinder Morgan Energy Partners LP	5.850%	9/15/12	20,000	19,751
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,879,000	1,774,212
Kinder Morgan Energy Partners LP	6.000%	2/1/17	5,190,000	4,874,334
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,697,000	1,452,131
Noble Energy Inc.	8.250%	3/1/19	21,260,000	21,776,448
Occidental Petroleum Corp.	7.000%	11/1/13	360,000	401,939
Peabody Energy Corp.	6.875%	3/15/13	1,085,000	1,057,875
Peabody Energy Corp.	5.875%	4/15/16	880,000	783,200
Pemex Project Funding Master Trust	1.864%	12/3/12	104,000	87,620	(A),(B)
Pemex Project Funding Master Trust	6.625%	6/15/35	21,623,000	15,460,445
Seariver Maritime Inc.	0.000%	9/1/12	70,000	60,690	(J)
The Williams Cos. Inc.	8.750%	1/15/20	7,640,000	7,601,800	(A)
The Williams Cos. Inc.	7.500%	1/15/31	990,000	782,100
The Williams Cos. Inc.	7.750%	6/15/31	530,000	429,300
XTO Energy Inc.	7.500%	4/15/12	971,000	1,016,968
XTO Energy Inc.	5.500%	6/15/18	7,710,000	7,161,372
XTO Energy Inc.	6.500%	12/15/18	14,476,000	14,381,877
XTO Energy Inc.	6.750%	8/1/37	2,570,000	2,338,998
				361,730,010
Paper and Forest Products — 0.1%
Georgia-Pacific Corp.	8.125%	5/15/11	9,000	8,944
Weyerhaeuser Co.	6.750%	3/15/12	7,340,000	7,060,294
				7,069,238
Pharmaceuticals — 1.5%
Abbott Laboratories	5.125%	4/1/19	29,920,000	30,091,412
Pfizer Inc.	6.200%	3/15/19	26,500,000	28,241,527
Roche Holdings Inc.	6.000%	3/1/19	38,690,000	39,822,108	(A)
Schering-Plough Corp.	6.000%	9/15/17	340,000	350,520

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Pharmaceuticals — Continued
Wyeth	5.950%	4/1/37	$19,955,000	$18,792,342
				117,297,909
Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	6,240,000	5,178,052
Host Marriott LP	6.750%	6/1/16	2,065,000	1,507,450
Ventas Inc.	8.750%	5/1/09	420,000	420,525
Ventas Inc.	9.000%	5/1/12	1,240,000	1,236,900
Ventas Inc.	6.750%	4/1/17	850,000	726,750
				9,069,677
Real Estate Management and Development — N.M.
Forest City Enterprises Inc.	7.625%	6/1/15	360,000	154,800
Forest City Enterprises Inc.	6.500%	2/1/17	597,000	220,890
				375,690
Road and Rail — N.M.
Hertz Corp.	8.875%	1/1/14	1,320,000	800,250
Hertz Corp.	10.500%	1/1/16	3,745,000	1,629,075
Norfolk Southern Corp.	6.200%	4/15/09	20,000	20,005
				2,449,330
Semiconductors and Semiconductor Equipment — N.M.
Freescale Semiconductor Inc.	8.875%	12/15/14	10,000	2,100

Specialty Retail — 0.5%
Autozone Inc.	6.950%	6/15/16	10,890,000	10,679,475
Home Depot Inc.	4.625%	8/15/10	2,720,000	2,725,516
Home Depot Inc.	5.250%	12/16/13	5,510,000	5,368,663
Home Depot Inc.	5.400%	3/1/16	8,230,000	7,397,955
Limited Brands Inc.	6.125%	12/1/12	16,900,000	13,101,370
				39,272,979
Textiles, Apparel and Luxury Goods — N.M.
Oxford Industries Inc.	8.875%	6/1/11	800,000	584,000

Thrifts and Mortgage Finance — N.M.
Countrywide Financial Corp.	5.800%	6/7/12	350,000	303,953
Countrywide Financial Corp.	6.250%	5/15/16	290,000	241,272
Countrywide Home Loans Inc.	4.125%	9/15/09	160,000	158,109
				703,334
Tobacco — 0.5%
Altria Group Inc.	9.700%	11/10/18	25,420,000	27,669,670	(D)
Philip Morris Capital Corp.	7.500%	7/16/09	190,000	189,594
Reynolds American Inc.	7.875%	5/15/09	730,000	733,454
Reynolds American Inc.	7.625%	6/1/16	100,000	88,536
Reynolds American Inc.	6.750%	6/15/17	8,430,000	7,196,632
				35,877,886
Wireless Telecommunication Services — 0.8%
Cellco Partnership	8.500%	11/15/18	36,200,000	41,352,020	(A)
Nextel Communications Inc.	6.875%	10/31/13	60,000	34,200

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — Continued
Nextel Communications Inc.	5.950%	3/15/14	$493,000	$273,615
Nextel Communications Inc.	7.375%	8/1/15	1,980,000	1,049,400
Sprint Capital Corp.	8.375%	3/15/12	17,545,000	15,790,500
Sprint Capital Corp.	6.900%	5/1/19	720,000	507,600
Sprint Capital Corp.	8.750%	3/15/32	3,395,000	2,274,650
				61,281,985
Total Corporate Bonds and Notes (Cost — $2,647,439,693)				2,114,861,678

Asset-Backed Securities — 3.9%
Fixed Rate Securities — 0.3%
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	1,894,698	971,141
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	1,027,019	941,776
Credit-Based Asset Servicing and Securitization LLC 2006-MH1 AF2	5.650%	10/25/36	829,876	730,895	(A),(E)
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	128,513	87,174
Green Tree Financial Corp. 1993-2	8.000%	7/15/18	378,793	392,209
Green Tree Financial Corp. 1996-5	8.100%	7/15/27	2,445,326	437,888
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	225,987	148,577
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	3,001,653	1,840,712
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	2,041,941	1,367,173
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2	5.666%	5/25/46	899,149	799,209
Origen Manufactured Housing Contract Trust 2005-B	5.910%	1/15/37	4,797,000	2,562,647
Origen Manufactured Housing Contract Trust 2005-B	5.990%	1/15/37	1,500,000	863,644
Origen Manufactured Housing Contract Trust 2005-B	6.480%	1/15/37	2,100,000	1,185,707
Patrons’ Legacy 2003-IV	5.775%	12/23/63	8,900,000	6,687,439	(A)
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	4,475,000	895,000	(A)
Terwin Mortgage Trust 2006-10SL A1	4.750%	10/25/37	25,997,369	4,496,864
UCFC Home Equity Loan 1998-C	5.935%	1/15/30	4,900	4,235
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	172,778	119,451
Vanderbilt Mortgage Finance 1997-C	7.830%	8/8/27	416,587	322,220
WEF Issuer LLC 2006-A	5.190%	12/15/14	295,668	287,013	(A)
				25,140,974
Indexed Securities(B) — 3.5%
ACE Securities Corp. 2006-GP1 A	0.652%	2/25/31	508,616	305,181
Ace Securities Corp. Home Equity Loan Trust 2006-SL3	0.622%	6/25/36	990,961	149,511
AFC Home Equity Loan Trust 2002-2	0.822%	6/25/30	397,272	147,891
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3	1.096%	11/15/31	235,795	182,821
Bear Stearns Asset Backed Securities Inc. 2005-CL1	1.022%	9/25/34	8,562,266	4,006,743
Bear Stearns Asset Backed Securities Inc. 2006-1 A	0.802%	2/25/36	1,663,127	1,399,481
Bear Stearns Second Lien Trust 2007-SV1A A3	0.772%	12/25/36	2,249,886	392,830	(A)
CDC Mortgage Capital Trust 2002-HE1	1.142%	1/25/33	458,496	273,816
Countrywide Asset-Backed Certificates 2002-BC1	1.182%	4/25/32	136,935	74,272
Countrywide Asset-Backed Certificates 2003-1	1.202%	6/25/33	270,487	173,942
Countrywide Asset-Backed Certificates 2003-BC3	1.142%	9/25/33	637,078	355,684
Countrywide Asset-Backed Certificates 2004-2 M1	1.022%	5/25/34	390,000	185,323
Countrywide Asset-Backed Certificates 2006-SD4 A1	0.862%	12/25/36	218,485	93,446	(A)
Countrywide Home Equity Loan Trust 2002-F	0.906%	11/15/28	381,667	251,673

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Home Equity Loan Trust 2004-I A	0.846%	2/15/34	$390,241	$158,167
Countrywide Home Equity Loan Trust 2006-E 2A	0.696%	7/15/36	431,234	111,573
Countrywide Home Equity Loan Trust 2006-RES	0.816%	6/15/29	527,742	105,548	(A)
Credit-Based Asset Servicing and Securitization 2007-RP1 A	0.832%	5/25/46	34,047,130	17,841,547	(A)
EMC Mortgage Loan Trust 2002-B A1	1.172%	2/25/41	511,792	309,174	(A)
Fairbanks Capital Mortgage Loan Trust 1999-1 A	1.722%	5/25/28	811,924	770,458	(A)
Fleet Home Equity Loan Trust 2003-1	0.795%	1/20/33	2,977,093	1,809,143
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN	0.762%	10/25/34	52,536,391	21,920,809
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1	1.272%	2/25/31	5,067,491	2,476,989	(A)
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN	0.782%	2/25/36	40,099,568	9,473,523
GMAC Mortgage Corp. Loan Trust 2006-HE1 A	0.732%	11/25/36	2,004,633	586,430
Greenpoint Mortgage Funding Trust 2005-HE1	0.922%	9/25/34	3,894,141	1,832,464
GSAA Home Equity Trust 2005-6 A3	0.892%	6/25/35	5,000,000	1,644,604
GSAA Home Equity Trust 2007-6 A4	0.822%	5/25/47	10,000,000	3,010,754
GSAMP Trust 2006-S4	0.612%	5/25/36	170,775	38,182
GSRPM Mortgage Loan Trust 2004-1 A1	1.002%	9/25/42	1,101,280	1,087,552	(A)
Indymac Home Equity Loan Asset-Backed Trust 2001-A	0.782%	3/25/31	88,410	58,577
Indymac Seconds Asset Backed Trust A-A	0.652%	6/25/36	547,235	78,671
Lehman XS Trust 2005-5N	0.822%	11/25/35	18,789,860	7,444,870
Lehman XS Trust 2005-5N 3A1A	0.822%	11/25/35	5,053,988	2,071,144
Lehman XS Trust 2006-2N 1A1	0.782%	2/25/46	3,988,787	1,442,360
Lehman XS Trust 2006-4N A2A	0.742%	4/25/46	6,496,944	2,469,536
Lehman XS Trust 2007-8H A1	0.652%	6/25/37	76,409,869	52,922,614
Lehman XS Trust 2007-9 1A1	0.642%	6/25/37	727,141	510,087
Long Beach Mortgage Loan Trust 2006-8 2A4	0.762%	9/25/36	7,500,000	2,286,604
Long Beach Mortgage Loan Trust 2006-9 2A3	0.682%	10/25/36	6,200,000	1,929,005
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1	0.972%	2/25/37	84,756,405	45,765,272
Morgan Stanley ABS Capital I 2003-HE3 M1	1.202%	10/25/33	1,400,000	677,627
Morgan Stanley Mortgage Loan Trust 2006-4SL A1	0.672%	3/25/36	313,317	63,021
MSDWCC Heloc Trust 2005-1	0.712%	7/25/17	1,687,905	900,705
Nelnet Student Loan Trust 2008-4 A4	2.639%	4/25/24	430,000	373,442
Option One Mortgage Loan Trust 2003-1	1.362%	2/25/33	14,421	7,504
Provident Bank Home Equity Loan Trust 2000-2	1.062%	8/25/31	248,281	82,604
RAAC 2006-RP2 A	0.772%	2/25/37	392,117	244,652	(A)
RAAC 2006-RP3 A	0.792%	5/25/36	39,861	26,436	(A)
RAAC 2006-RP4 A	0.812%	1/25/46	26,971,249	16,942,681	(A)
RAAC 2007-RP2 M1	1.172%	2/25/46	600,000	16,666	(A)
RAAC 2007-SP3 A1	1.722%	9/25/37	879,959	591,558
Renaissance Home Equity Loan Trust 2003-4 A3	1.142%	3/25/34	16,756,720	10,874,627
Renaissance Home Equity Loan Trust 2005-1	0.852%	5/25/35	2,765,617	1,574,519
Residential Asset Mortgage Products Inc. 2003-RS4	1.182%	5/25/33	771,133	393,191
Residential Funding Mortgage Securities II 2003-HS3	0.812%	8/25/33	214,011	122,327
Residential Funding Securities Corp. 2002-RP2 A1	1.272%	10/25/32	4,591,544	2,525,349	(A)
SACO I Trust 2006-3 A3	0.752%	4/25/36	3,600,246	584,657
SACO I Trust 2006-5 1A	0.672%	4/25/36	337,598	51,530
SACO I Trust 2006-6 A	0.652%	6/25/36	972,357	65,502
Salomon Brothers Mortgage Securities VII 2002-CIT1	0.822%	3/25/32	274,814	235,011
Securitized Asset Backed Receivables LLC 2007-BR3 A2B	0.742%	4/25/37	51,787,000	19,450,612
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2	0.752%	2/25/37	33,963,040	15,146,684

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
SLM Student Loan Trust 2006-10 A2	1.169%	10/25/17	$149,554	$149,411
SLM Student Loan Trust 2006-5	1.149%	7/25/17	286,751	286,301
Southern Pacific Secured Asset Corp. 1998-2	0.862%	7/25/29	19,280	7,610
Structured Asset Securities Corp. 2006-ARS1 A1	0.632%	2/25/36	768,687	99,864	(A)
Truman Capital Mortgage Loan Trust 2006-1	0.782%	3/25/36	20,374,081	11,205,745	(A)
Vanderbilt Mortgage Finance 1999-D	3.783%	1/7/30	4,100,000	2,665,898
Wachovia Asset Securitization Inc. 2002-HE1	0.892%	9/27/32	606,688	288,428
Wachovia Asset Securitization Inc. 2002-HE2	0.952%	12/25/32	65,121	33,534
Wachovia Asset Securitization Inc. 2003-HE1	0.812%	3/25/33	14,295	6,610
				273,842,577
Stripped Securities — N.M.
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	3,759,930	117,374	(H),(K1)

Variable Rate Securities(L) — 0.1%
Countrywide Asset-Backed Certificates 2004-15	4.614%	12/25/32	10,053,382	7,540,512
Structured Asset Securities Corp. 2005-SC1 1A2	9.116%	5/25/31	642,003	461,896	(A)
				8,002,408
Total Asset-Backed Securities (Cost — $600,484,341)				307,103,333

Mortgage-Backed Securities — 11.4%
Fixed Rate Securities — 3.3%
Banc of America Commercial Mortgage Inc. 2006-1 A4	5.372%	9/10/45	310,000	229,729
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	400,000	253,588
Banc of America Commercial Mortgage Inc. 2007-5 A3	5.620%	2/10/51	2,430,000	1,784,659
Banc of America Funding Corp. 2003-1	6.000%	5/20/33	443,762	419,078
Banc of America Funding Corp. 2006-8T2 A2	5.791%	10/25/36	96,805	78,436
Bear Stearns Commercial Mortgage Securities 2007-PW17 A3	5.736%	6/11/50	6,250,000	4,486,323
Commercial Capital Access One Inc. 2I	12.000%	11/15/27	1,961,103	398,426
Commercial Mortgage Pass-Through Certificates 2001-J1A A2	6.457%	2/14/34	344,555	347,403	(A)
Countrywide Alternative Loan Trust 2003-20CB 1A1	5.500%	10/25/33	20,760,033	17,393,026
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%	9/15/39	1,800,000	1,189,566
GE Capital Commercial Mortgage Corp. 2007-C1 A4	5.543%	12/10/49	24,050,000	14,338,259
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	18,650,000	15,549,079
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12	4.895%	9/12/37	3,000,000	2,258,495
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15	5.814%	6/12/43	2,370,000	1,676,384
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429%	12/12/43	1,240,000	851,802
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/47	75,000,000	49,976,475
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.420%	5/15/49	34,910,000	23,592,939
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2	7.400%	7/15/31	254,755	254,175
LB-UBS Commercial Mortgage Trust 2000-C3 A2	7.950%	5/15/25	94,463	95,653
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	4,120,000	3,168,406
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	4,100,000	3,682,545

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/30	$1,570,000	$1,218,324
MASTR Reperforming Loan Trust 2005-1 1A1	6.000%	8/25/34	4,705,806	4,832,275	(A)
MASTR Reperforming Loan Trust 2005-1 1A3	7.000%	8/25/34	6,757,968	7,070,524	(A)
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4	5.485%	3/12/51	22,470,000	12,879,712
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	21,070,000	16,950,267
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/43	300,000	220,150
Morgan Stanley Capital I 2007-HQ11 A31	5.439%	2/12/44	3,995,000	2,894,681
Morgan Stanley Capital I 2007-IQ14 A4	5.692%	4/15/49	20,290,000	13,172,532
Morgan Stanley Mortgage Loan Trust 2006-2 5A2	5.500%	2/25/36	263,188	242,154
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	72,045,543	50,026,624	(A)
Residential Accredit Loans Inc. 2007-QS4 3A9	6.000%	3/25/37	9,200,000	4,508,970
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	206,295	201,073
Residential Asset Mortgage Products Inc. 2004-SL4	7.500%	7/25/32	2,034,702	1,859,846
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	3/25/32	10,057,853	5,736,905
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	2,127,348	1,925,983
				265,764,466
Indexed Securities(B) — 4.8%
American Home Mortgage Assets Trust 2006-3	0.712%	7/25/46	17,749,127	7,017,522
American Home Mortgage Investment Trust 2005-4	0.812%	11/25/45	15,308,880	6,202,899
Bayview Commercial Asset Trust 2006-2A A1	0.752%	7/25/36	1,687,061	1,008,553	(A)
Bayview Commercial Asset Trust 2006-SP1 A1	0.792%	4/25/36	1,664,450	1,073,501	(A)
Bear Stearns Second Lien Trust 2007-SV1A A1	0.742%	12/25/36	6,119,707	1,838,781	(A)
Chevy Chase Mortgage Funding Corp. 2005-4A A1	0.722%	10/25/36	1,328,960	585,403	(A)
Citigroup Mortgage Loan Trust Inc. 2005-5	5.346%	8/25/35	226,165	125,498
Citigroup Mortgage Loan Trust Inc. 2005-HE2	0.922%	7/25/35	8,387,953	5,520,951	(A)
Citigroup Mortgage Loan Trust Inc. 2006-AR9 1A3	0.762%	11/25/36	37,346,000	7,275,262
Countrywide Alternative Loan Trust 2004-J9 3A4	0.912%	10/25/34	110,215	50,385
Countrywide Alternative Loan Trust 2005-38 A3	0.872%	9/25/35	16,452,172	6,529,943
Countrywide Alternative Loan Trust 2005-44 1A1	0.852%	10/25/35	19,987,518	8,252,516
Countrywide Alternative Loan Trust 2005-44 2A1	0.832%	10/25/35	10,218,723	4,340,302
Countrywide Alternative Loan Trust 2005-56 3A1	0.812%	11/25/35	12,665,175	4,529,140
Countrywide Alternative Loan Trust 2005-56 4A1	0.832%	11/25/35	6,466,407	2,599,038
Countrywide Alternative Loan Trust 2005-59 1A1	0.852%	11/20/35	6,178,533	2,475,831
Countrywide Alternative Loan Trust 2005-72 A1	0.792%	1/25/36	4,560,090	1,779,059
Countrywide Alternative Loan Trust 2005-J12	0.792%	8/25/35	815,604	376,940
Countrywide Alternative Loan Trust 2006-0A10 4A1	0.712%	8/25/46	671,559	241,482
Countrywide Alternative Loan Trust 2006-0A11 A4	0.712%	9/25/46	728,359	260,743
Countrywide Alternative Loan Trust 2006-0A2 A5	0.775%	5/20/46	7,373,971	2,713,747
Countrywide Alternative Loan Trust 2006-0A9 2A1B	0.745%	7/20/46	741,282	266,525
Countrywide Alternative Loan Trust 2006-OA1 2A1	0.755%	3/20/46	156,531	56,646
Countrywide Alternative Loan Trust 2006-OA18 A2	0.762%	12/25/36	310,154	55,975
Countrywide Alternative Loan Trust 2006-OA2 A1	0.755%	5/20/46	14,443,765	5,218,683
Countrywide Alternative Loan Trust 2006-OC2 2A3	0.812%	2/25/36	10,000,000	1,465,353
Countrywide Home Loans 2005-09 1A1	0.822%	5/25/35	7,639,739	3,160,701
Countrywide Home Loans 2005-R3	0.922%	9/25/35	5,865,839	4,402,515	(A)
Countrywide Home Loans 2006-OA5 1A1	0.722%	4/25/46	4,569,529	1,721,981
DSLA Mortgage Loan Trust 2006-AR1 1A1A	2.553%	3/19/46	1,926,139	654,887
DSLA Mortgage Loan Trust 2006-AR1 1A1B	2.553%	3/19/47	1,492,758	356,396
First Horizon Alternative Mortgage Securities 2006-FA8 1A8	0.892%	2/25/37	694,849	310,967

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1	5.211%	11/19/35	$272,322	$174,300
Greenpoint Mortgage Funding Trust 2005-AR5 2A2	0.792%	11/25/46	5,321,032	1,541,146
Greenpoint Mortgage Funding Trust 2006-AR3 3A1	0.752%	4/25/36	5,777,334	2,055,462
Greenpoint Mortgage Funding Trust 2007-AR2 1A1	0.652%	4/25/47	64,652,695	39,498,536
GSMPS Mortgage Loan Trust 2005-RP2	0.872%	3/25/35	19,110,135	11,797,531	(A)
GSMPS Mortgage Loan Trust 2005-RP3	0.872%	9/25/35	29,606,217	21,319,478	(A)
Harborview Mortgage Loan Trust 2005-3	0.796%	6/19/35	15,506,631	5,752,862
Harborview Mortgage Loan Trust 2005-7	4.607%	6/19/45	6,524,853	2,479,444
Harborview Mortgage Loan Trust 2006-13 A	0.736%	11/19/46	746,533	288,345
Harborview Mortgage Loan Trust 2006-7	0.756%	10/19/37	3,666,905	1,383,379
Harborview Mortgage Loan Trust 2007-4 2A1	0.776%	7/19/47	33,311,559	12,950,585
Impac CMB Trust 2003-4 1A1	1.162%	10/25/33	130,773	78,159
Impac Secured Assets Corp. 2005-2	0.842%	3/25/36	453,853	189,420
Impac Secured Assets Corp. 2006-2 2A1	0.872%	8/25/36	4,329,940	1,719,431
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.165%	11/25/37	13,816,877	7,595,556
IndyMac Index Mortgage Loan Trust 2004-AR2 2A1	1.142%	6/25/34	41,003	24,817
IndyMac Index Mortgage Loan Trust 2006-AR15 A1	0.642%	7/25/36	277,248	96,046
IndyMac Index Mortgage Loan Trust 2006-AR6 2A1A	0.722%	6/25/47	681,566	240,674
La Hipotecaria SA 2007-1GA A	5.250%	12/23/36	343,025	246,978	(A)
Lehman XS Trust 2006-GP2 1A1A	0.592%	6/25/46	458,123	343,593
Luminent Mortgage Trust 2006-4 A1A	0.712%	5/25/46	561,967	212,217
Luminent Mortgage Trust 2006-7 2A1	0.692%	12/25/36	5,030,965	1,756,268
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	1,830,000	986,449
MASTR Adjustable Rate Mortgages Trust 2006-0A1 1A1	0.732%	4/25/46	540,867	194,157
MASTR Adjustable Rate Mortgages Trust 2007-3 12A1	0.722%	5/25/47	976,609	342,119
MASTR Reperforming Loan Trust 2005-2 1A1F	0.872%	5/25/35	5,543,031	3,415,617	(A)
MLCC Mortgage Investors Inc. 2003-B	0.862%	4/25/28	2,423,493	1,860,292
MLCC Mortgage Investors Inc. 2006-1 1A	5.023%	2/25/36	825,956	716,715
Novastar Mortgage-Backed Notes 2006-MTA1 2A1A	0.712%	9/25/46	552,029	229,339
RBSGC Mortgage Pass Through Certificates 2007-B 1A4	0.972%	1/25/37	41,427,675	16,407,340
Residential Accredit Loans Inc. 2005-QO3 A1	0.922%	10/24/45	2,438,182	981,456
Residential Accredit Loans Inc. 2006-QO10 A1	0.682%	1/25/37	13,558,674	5,550,894
Residential Accredit Loans Inc. 2006-QO8 1A1A	0.612%	10/25/46	2,005,963	1,524,399
Residential Accredit Loans Inc. 2007-QO4 A1A	0.712%	5/25/47	13,721,231	4,818,319
Sequoia Mortgage Trust A4	0.883%	11/25/24	10,193	7,873
Structured Adjustable Rate Mortgage Loan Trust 2004-20 2A1	5.189%	1/25/35	350,770	190,580
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	0.822%	10/25/35	423,824	177,099
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1	0.732%	4/25/36	5,505,609	1,960,651
Structured Asset Mortgage Investments Inc. 2006-AR6 1A1	0.702%	7/25/46	643,732	250,924
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	0.732%	8/25/36	39,947,831	14,600,641
Structured Asset Mortgage Investments Inc. 2007-AR4 GA4B	0.702%	9/25/47	1,067,040	324,397
Terwin Mortgage Trust 2006-9HGA A1	0.602%	10/25/37	418,310	365,177	(A)
WaMu Mortgage Pass Through Certificates, Series 2007-0A5 1A	2.383%	6/25/47	12,713,519	5,593,948
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A1	0.792%	12/25/45	415,735	168,831

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.752%	4/25/45	$10,669,491	$4,343,219
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.792%	7/25/45	10,281,456	3,910,784
WaMu Mortgage Pass-Through Certificates, 2005-AR1 A1A	0.842%	1/25/45	2,458,261	1,090,137
WaMu Mortgage Pass-Through Certificates, 2005-AR11	0.842%	8/25/45	33,333,450	14,154,653
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.812%	10/25/45	19,238,465	7,896,659
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10	1.722%	10/25/45	5,843,088	233,724	(A)
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A1	0.782%	11/25/45	17,602,846	7,146,278
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.802%	11/25/45	27,685,621	8,896,617
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.812%	12/25/45	17,238,600	6,951,085
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.792%	12/25/45	25,178,391	10,387,363
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.812%	12/25/45	27,469,686	11,410,073
Wells Fargo Alternative Loan Trust 2007-PA2 2A1	0.952%	6/25/37	49,051,801	20,937,663
Wells Fargo Mortgage Backed Securities Trust 2006-AR8 3A2	5.237%	4/25/36	5,713,000	2,590,966
Zuni Mortgage Loan Trust 2006-OA1	0.652%	8/25/36	24,267,389	23,097,795
				377,926,585

Stripped Securities — N.M.
Diversified REIT Trust 2001-1A	1.197%	3/8/10	5,797,667	77,573	(A),(H),(K1)
FFCA Secured Lending Corp. 1999-1A	1.333%	9/18/25	190,678	5,274	(A),(H),(K1)
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.328%	12/15/16	17,843	7	(A),(H),(K1)
LB-UBS Commercial Mortgage Trust 2001-C3 X	0.926%	6/15/36	8,142,553	139,941	(A),(H),(K1)
				222,795

Variable Rate Securities(L) — 3.3%
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	8,600,000	6,579,833
Banc of America Commercial Mortgage Inc. 2006-2 A4	5.740%	5/10/45	28,805,000	21,352,807
Banc of America Funding Corp. 2005-F 2A1	4.933%	9/20/35	18,785,483	9,006,869
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 11A1	5.198%	2/25/36	574,771	275,471
Bear Stearns Commercial Mortgage Securities 2005-PW10 A4	5.405%	12/11/40	400,000	314,397
Citigroup Mortgage Loan Trust Inc. 2005-10 1A1A	5.406%	12/25/35	356,065	166,569
Commercial Mortgage Asset Trust 1999-C2	7.546%	11/17/32	219,720	220,360
Countrywide Alternative Loan Trust 2004-33 2A1	5.212%	12/25/34	41,738	20,439
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1	5.323%	3/20/36	220,907	101,645
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB3 2A1A	5.701%	5/20/36	900,175	462,996
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.552%	2/15/39	2,130,000	1,726,920
Credit Suisse Mortgage Capital Certificates 2007-C4 A3	5.810%	9/15/39	7,700,000	4,885,176
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.810%	9/15/39	2,040,000	1,294,637

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Credit Suisse Mortgage Capital Certificates 2007-C5 A3	5.694%	9/15/40	$2,740,000	$2,041,907
Credit Suisse Mortgage Capital Certificates A3-C2	5.658%	3/15/39	8,200,000	6,664,789
Deutsche Mortgage Securities Inc. 2005-WF1 1A3	5.103%	6/26/35	28,770,000	15,486,419	(A)
GE Capital Commercial Mortgage Corp. 2005-C4	5.332%	11/10/45	15,020,000	11,542,844
GSR Mortgage Loan Trust 2005-AR7 1A1	5.404%	11/25/35	2,659,183	1,609,160
Harborview Mortgage Loan Trust 2006-2	5.452%	2/25/36	5,511,453	1,984,123
IndyMac INDX Mortgage Loan Trust 2004-AR15	4.863%	2/25/35	428,151	178,218
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1	5.135%	3/25/35	327,750	137,613
IndyMac INDX Mortgage Loan Trust 2005-AR13	4.522%	8/25/35	674,484	342,317
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	9,571,778	5,392,744
IndyMac INDX Mortgage Loan Trust 2005-AR9 1A1	4.678%	7/25/35	141,044	70,834
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13	5.281%	1/12/43	11,800,000	9,049,794
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS	5.748%	5/15/47	5,000,000	292,778	(A)
JP Morgan Mortgage Trust 2004-A3 SF3	4.588%	6/25/34	324,684	269,919
JP Morgan Mortgage Trust 2007-A2 4A2	6.039%	4/25/37	10,700,000	5,389,898
MASTR Adjustable Rate Mortgages Trust 2004-15	5.580%	12/25/34	31,357	18,041
MASTR Adjustable Rate Mortgages Trust 2004-4 3A1	4.020%	5/25/34	2,081,376	1,921,543
MASTR Adjustable Rate Mortgages Trust 2005-1 7A1	4.817%	2/25/35	657,627	321,847
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1	4.847%	1/25/36	3,108,880	2,091,954
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1	5.649%	11/25/35	7,614,716	4,112,637	(A)
Merrill Lynch Mortgage Investors Trust 2005-A2 A4	4.485%	2/25/35	228,025	173,090
Merrill Lynch Mortgage Investors Trust 2006-A1 1A1	5.839%	3/25/36	34,113,139	15,163,679
Merrill Lynch Mortgage Trust 2005-CKI1	5.243%	11/12/37	18,940,000	14,658,427
Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	12,230,000	8,867,026
Merrill Lynch Mortgage Trust 2006-C1 A4	5.657%	5/12/39	510,000	368,920
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4	5.749%	6/12/50	5,150,000	3,250,012
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-8 A3	5.957%	8/12/49	2,800,000	1,841,100
Morgan Stanley Mortgage Loan Trust 2004-10AR 4A	5.458%	11/25/34	4,921,785	3,429,351
Morgan Stanley Mortgage Loan Trust 2004-8AR 4A1	5.373%	10/25/34	10,136	5,662
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.085%	7/25/35	6,711,399	3,577,836
Morgan Stanley Mortgage Loan Trust 2006-6AR 3A1	6.094%	5/25/36	9,372,902	4,698,727
Prime Mortgage Trust 2005-2	7.426%	10/25/32	1,075,405	767,907
Structured Adjustable Rate Mortgage Loan Trust 2004-16 5A2	5.070%	11/25/34	36,809,831	26,511,066
Thornburg Mortgage Securities Trust 2004-1	4.232%	3/25/44	86,634	68,289
Thornburg Mortgage Securities Trust 2007-4 2A1	6.210%	9/25/37	43,749,373	30,353,735
Thornburg Mortgage Securities Trust 2007-4 3A1	6.200%	9/25/37	41,305,895	25,828,196
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1	5.042%	12/25/35	609,731	391,249
WaMu Mortgage Pass-Through Certificates 2006-AR10 1A1	5.931%	9/25/36	438,497	248,143
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1	5.506%	9/25/36	128,370	71,165
WaMu Mortgage Pass-Through Certificates 2007-HY7 2A3	5.831%	7/25/37	23,300,000	9,184,492

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Wells Fargo Mortgage Backed Securities Trust 2006-AR8 2A3	5.240%	4/25/36	$263,846	$159,563
				264,945,133

Total Mortgage-Backed Securities (Cost — $1,518,175,161)				908,858,979

Loan Participations and Assignments(B) — 0.6%
Auto Components — N.M.
Allison Transmission Inc., Term Loan, Tranche B	3.290% to 3.320%	4/14/09	966,982	637,940

Communications Equipment — N.M.
Panamsat Corp., Term Loan, Tranche A	3.925%	4/6/09	1,450,000	1,314,667

Computers and Peripherals — N.M.
SunGard Data Systems Inc., Term Loan, Tranche B	2.283% to 2.991%	5/8/09	1,950,101	1,650,273

Containers and Packaging — N.M.
Amscan Holdings Inc., Term Loan, Tranche B	3.472% to 4.100%	6/26/09	982,500	751,613

Diversified Consumer Services — N.M.
Thomson Medical Education, First Lien Term Loan	3.020%	4/30/09	987,500	663,682

Diversified Financial Services — N.M.
CCM Merger Inc., Term Loan, Tranche B	8.500%	6/30/09	907,731	481,097

Electric Utilities — N.M.
TXU, Term Loan, Tranche B2	4.018% to 4.033%	4/30/09	1,234,375	811,794

Health Care Providers and Services — 0.1%
Sheridan Healthcare Inc., Term Loan, Tranche B	3.018% to 3.583%	4/30/09	979,968	656,579
Vanguard Health Holding Co. II, Replacement Term Loan	2.768% to 2.773%	4/30/09	1,950,559	1,776,227
				2,432,806

Hotels, Restaurants and Leisure — N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B	3.768%	4/30/09	1,458,647	643,425

IT Services — 0.4%
First Data Corp., Term Loan, Tranche B1	3.268% to 3.272%	4/30/09	39,312,375	26,403,174

Media — 0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan	5.190%	7/13/09	607,045	469,701
Cedar Fair LP, Term Loan, Tranche B	2.518%	4/30/09	954,878	817,317
Charter Communications Operating LLC, Term Loan	3.180% to 3.360%	5/12/09	1,975,000	1,610,449	(H)
Citadel Communication Group, Term Loan, Tranche B	2.250% to 2.970%	6/30/09	1,000,000	353,000
CSC Holdings Inc., Incremental Term Loan	2.306%	4/17/09	689,937	623,243
Idearc Inc., Term Loan, Tranche B	3.220%	6/30/09	977,500	371,042
Nielsen Finance LLC, Term Loan, Tranche B	2.533%	4/9/09	1,955,018	1,518,398

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Media — Continued
Tribune Co., Tranche B	5.250%	6/30/09	$987,500	$255,339
Univision Communications, Term Loan, Tranche B	2.768%	4/30/09	1,000,000	519,375
UPC Broadband Holding, Term Loan, Tranche N1	2.247%	4/1/09	1,000,000	862,000
				7,399,864

Multiline Retail — N.M.
Dollar General Corp., Term Loan, Tranche B	3.268% to 3.306%	4/30/09	1,000,000	884,167

Paper and Forest Products — N.M.
Georgia-Pacific Corp., First Lien Term Loan	2.518% to 3.293%	6/10/09	870,070	765,390

Road and Rail — N.M.
Swift Transportation, Term Loan	3.750%	4/2/09	883,721	445,451

Semiconductors and Semiconductor Equipment — N.M.
Sensata Technologies, Term Loan, Tranche B	2.934%	4/29/09	1,462,500	612,788

Total Loan Participations and Assignments (Cost — $66,218,744)				45,898,131

U.S. Government and Agency Obligations — 7.2%
Fixed Rate Securities — 0.6%
Fannie Mae	6.250%	2/1/11	6,960,000	7,351,987	(M)
Fannie Mae	5.250%	8/1/12	6,050,000	6,334,289	(M)
Farmer Mac	5.125%	8/25/16	410,000	451,293
Federal Home Loan Bank	5.500%	7/15/36	3,040,000	3,471,449
Freddie Mac	4.875%	2/9/10	20,000,000	20,694,351	(M)
Freddie Mac	5.125%	10/18/16	1,600,000	1,796,944	(M)
Tennessee Valley Authority	7.125%	5/1/30	840,000	1,062,550
Tennessee Valley Authority	5.980%	4/1/36	120,000	136,638
United States Treasury Bonds	8.750%	5/15/17	10,000	14,425
United States Treasury Bonds	8.875%	8/15/17	10,000	14,591
United States Treasury Notes	2.750%	2/15/19	6,140,000	6,173,586
				47,502,103
Stripped Securities — N.M.
United States Treasury Bonds	0.000%	11/15/24	510,000	295,276	(K2)

Treasury Inflation-Protected Securities(N) — 6.6%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,504,413	1,496,891
United States Treasury Inflation-Protected Security	2.500%	7/15/16	8,310,692	8,882,052
United States Treasury Inflation-Protected Security	2.375%	1/15/17	12,855,318	13,650,741
United States Treasury Inflation-Protected Security	2.625%	7/15/17	4,879,142	5,298,446
United States Treasury Inflation-Protected Security	1.625%	1/15/18	131,004	132,395
United States Treasury Inflation-Protected Security	1.375%	7/15/18	704,887	699,160
United States Treasury Inflation-Protected Security	2.375%	1/15/25	72,529,905	75,363,068
United States Treasury Inflation-Protected Security	2.000%	1/15/26	138,573,625	137,014,671	(O)
United States Treasury Inflation-Protected Security	2.375%	1/15/27	156,169,083	163,099,086	(O)
United States Treasury Inflation-Protected Security	1.750%	1/15/28	14,601,863	13,981,284	(O)
United States Treasury Inflation-Protected Security	3.625%	4/15/28	24,499,730	30,203,561	(O)
United States Treasury Inflation-Protected Security	3.875%	4/15/29	40,439,458	51,939,429	(O)

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	3.375%	4/15/32	$15,794,834	$20,291,433	(O)
				522,052,217

Total U.S. Government and Agency Obligations (Cost — $536,023,555)				569,849,596

U.S. Government Agency Mortgage-Backed Securities — 49.6%
Fixed Rate Securities — 47.2%
Fannie Mae	6.500%	5/1/14 to 4/1/36	11,556,836	12,211,552	(M)
Fannie Mae	5.500%	1/1/17 to 3/1/37	326,893,507	339,875,585	(M)
Fannie Mae	9.500%	11/1/21	1,122	1,242	(M)
Fannie Mae	6.000%	4/1/24 to 8/1/37	8,704,821	9,134,239	(M)
Fannie Mae	5.000%	12/1/24	125,000,000	129,609,375	(M),(P)
Fannie Mae	6.000%	12/1/24 to 12/1/39	74,430,000	77,751,487	(M),(P)
Fannie Mae	7.000%	8/1/29 to 6/1/32	3,479,633	3,750,275	(M)
Fannie Mae	7.500%	11/1/29	17,391	18,855	(M)
Fannie Mae	5.000%	10/1/35	1,611,839,154	1,669,890,541	(M)
Fannie Mae	4.000%	12/1/39	85,000,000	85,438,286	(M),(P)
Fannie Mae	5.500%	12/1/39	24,400,000	25,322,613	(M),(P)
Fannie Mae	6.500%	12/1/39	270,600,000	284,975,625	(M),(P)
Freddie Mac	6.000%	10/1/09 to 11/1/36	5,337,946	5,603,716	(M)
Freddie Mac	5.500%	12/1/13 to 4/1/38	30,707,314	31,903,644	(M)
Freddie Mac	7.000%	10/1/16 to 4/1/32	1,129,875	1,223,008	(M)
Freddie Mac	6.500%	7/1/29	275,603	293,264	(M)
Freddie Mac	5.000%	11/1/36	318,440,999	329,253,688	(M)
Freddie Mac	5.000%	12/1/39	212,100,000	218,728,125	(M),(P)
Freddie Mac	5.500%	12/1/39	161,800,000	167,867,500	(M),(P)
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	199,727	215,053
Government National Mortgage Association	7.000%	7/15/23 to 7/15/31	592,395	635,434
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	12,927,942	13,748,057
Government National Mortgage Association	6.000%	1/15/29 to 11/15/35	62,676,725	65,810,330
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	23,715	25,752
Government National Mortgage Association	5.000%	7/15/33 to 11/15/35	63,058,099	65,589,843
Government National Mortgage Association	5.500%	7/15/33 to 6/15/35	17,665,337	18,459,793
Government National Mortgage Association	5.000%	12/1/39	175,900,000	182,386,313	(P)
				3,739,723,195

Indexed Securities(B) — 2.4%
Fannie Mae	4.599%	5/1/35	4,298,575	4,380,002	(M)
Fannie Mae	4.860%	6/1/35	10,826,331	11,040,366	(M)
Fannie Mae	5.342%	6/1/35	2,665,188	2,739,265	(M)
Fannie Mae	5.131%	8/1/35	1,176,211	1,213,143	(M)

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Fannie Mae	5.015%	9/1/35 to 10/1/35	$6,119,018	$6,296,931	(M)
Fannie Mae	5.134%	9/1/35	6,994,095	7,212,322	(M)
Fannie Mae	4.904%	10/1/35	2,579,809	2,645,230	(M)
Fannie Mae	4.930%	10/1/35	2,398,297	2,458,495	(M)
Fannie Mae	5.673%	10/1/35	2,197,131	2,261,248	(M)
Fannie Mae	3.780%	11/1/35	339,938	347,679	(M)
Fannie Mae	3.790%	11/1/35	278,424	284,771	(M)
Fannie Mae	3.797%	11/1/35	285,640	292,152	(M)
Fannie Mae	3.805%	11/1/35	287,826	294,395	(M)
Fannie Mae	3.810%	11/1/35	279,623	286,012	(M)
Fannie Mae	5.289%	12/1/35	4,303,269	4,449,309	(M)
Fannie Mae	5.500%	2/1/36	709,497	732,610	(M)
Fannie Mae	5.502%	2/1/37	32,438,641	33,797,759	(M)
Fannie Mae	5.746%	8/1/37	1,113,586	1,153,516	(M)
Fannie Mae	5.539%	11/1/37	408,723	423,844	(M)
Freddie Mac	4.684%	8/1/35	13,680,270	13,875,405	(M)
Freddie Mac	4.773%	9/1/35	5,393,531	5,436,351	(M)
Freddie Mac	5.154%	9/1/35	1,828,493	1,884,832	(M)
Freddie Mac	5.000%	10/1/35	3,126,748	3,215,822	(M)
Freddie Mac	5.106%	12/1/35	5,964,544	6,131,980	(M)
Freddie Mac	5.185%	12/1/35	416,051	429,336	(M)
Freddie Mac	5.762%	2/1/37	57,399	59,653	(M)
Freddie Mac	5.784%	5/1/37	5,146,538	5,346,634	(M)
Freddie Mac	5.850%	5/1/37	13,724,576	14,273,706	(M)
Freddie Mac	5.887%	5/1/37	104,317	108,441	(M)
Freddie Mac	5.932%	5/1/37	584,370	607,974	(M)
Freddie Mac	5.383%	6/1/37	1,019,785	1,052,563	(M)
Freddie Mac	5.826%	6/1/37	2,600,280	2,701,528	(M)
Freddie Mac	5.888%	7/1/37	36,594,878	38,059,880	(M)
Freddie Mac	5.895%	8/1/37	12,586,559	13,095,368	(M)
Freddie Mac	6.092%	9/1/37	248,590	258,641	(M)
Government National Mortgage Association	0.945%	8/20/31	2,222	2,161
				188,849,324

Stripped Securities — N.M.
Financing Corp.	0.000%	11/30/17 to 4/5/19	1,570,000	1,145,924	(H),(K2)

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $3,793,554,304)				3,929,718,443

Yankee Bonds(Q) — 8.2%
Aerospace and Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	7,765,507	7,299,577	(A)

Commercial Banks — 1.0%
Eksportfinans ASA	5.500%	5/25/16	260,000	274,322
Glitnir Banki Hf	6.330%	7/28/11	10,670,000	1,147,025	(A),(F),(H)
Glitnir Banki Hf	6.375%	9/25/12	18,040,000	1,939,300	(A),(F),(H)
HBOS Capital Funding LP	6.071%	6/30/49	60,000	14,410	(A),(E)
HSBC Capital Funding LP	4.610%	6/27/49	2,090,000	881,211	(A),(E)
Hypothekenbank in Essen AG	5.000%	1/20/12	1,380,000	1,458,867	(A)
ICICI Bank Ltd.	6.375%	4/30/22	14,709,000	8,270,282	(A),(E)

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
ICICI Bank Ltd.	6.375%	4/30/22	$15,561,000	$8,583,728	(A),(E)
Kaupthing Bank Hf	5.750%	10/4/11	5,550,000	284,437	(A),(F)
Kaupthing Bank Hf	7.625%	2/28/15	80,340,000	6,226,350	(A),(F),(H)
Korea Development Bank	5.500%	11/13/12	60,000	57,668
Landsbanki Islands Hf	6.100%	8/25/11	28,520,000	71,300	(A),(F),(H)
Resona Preferred Global Securities	7.191%	12/29/49	11,950,000	5,497,000	(A),(E)
Royal Bank of Scotland Group PLC	7.640%	3/31/49	7,500,000	1,687,500	(E)
Royal Bank of Scotland Group PLC	6.990%	10/29/49	12,030,000	5,293,200	(A),(E)
RSHB Capital SA	6.299%	5/15/17	30,690,000	21,240,549	(A)
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	26,025,000	4,424,250	(A),(E)
TuranAlem Finance BV	8.250%	1/22/37	29,590,000	5,918,000	(A)
TuranAlem Finance BV	8.250%	1/22/37	30,793,000	6,158,600	(A)
				79,427,999

Diversified Financial Services — 0.4%
Aiful Corp.	5.000%	8/10/10	12,610,000	4,413,500	(A)
Credit Suisse Guernsey Ltd.	5.860%	5/29/49	150,000	55,590	(E)
European Investment Bank	4.000%	3/3/10	100,000	102,446
European Investment Bank	4.625%	3/21/12	50,000	53,496
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	7,400,000	4,958,000	(E)
Pemex Finance Ltd.	9.030%	2/15/11	4,000	4,100
SMFG Preferred Capital	6.078%	1/29/49	350,000	214,154	(A),(E)
TNK-BP Finance SA	7.500%	7/18/16	17,520,000	12,702,000	(A)
TNK-BP Finance SA	7.500%	7/18/16	1,650,000	1,155,000	(A)
TNK-BP Finance SA	6.625%	3/20/17	11,350,000	7,491,000	(A)
TNK-BP Finance SA	6.625%	3/20/17	724,000	477,840	(A)
				31,627,126

Diversified Telecommunication Services — 0.8%
British Telecommunications PLC	8.625%	12/15/10	2,315,000	2,409,285	(D)
British Telecommunications PLC	9.125%	12/15/30	11,160,000	10,143,469	(D)
Deutsche Telekom International Finance BV	5.750%	3/23/16	20,180,000	19,798,921
Koninklijke (Royal) KPN NV	8.000%	10/1/10	14,800,000	15,311,414
Telecom Italia Capital SpA	5.250%	11/15/13	1,260,000	1,131,525
Telecom Italia Capital SpA	4.950%	9/30/14	3,730,000	3,220,598
Telecom Italia Capital SpA	5.250%	10/1/15	6,280,000	5,295,007
Wind Acquisition Finance SA	10.750%	12/1/15	4,800,000	4,752,000	(A)
				62,062,219

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	1,720,000	1,849,227

Energy Equipment and Services — 0.2%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	1,970,000	1,556,300
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	8,594,000	6,574,410
Transocean Inc.	5.250%	3/15/13	290,000	290,728
Transocean Ltd.	6.000%	3/15/18	6,000,000	5,652,720
				14,074,158

Food and Staples Retailing — N.M.
Delhaize Group	6.500%	6/15/17	120,000	115,998

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†	Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Governments — 1.4%
Province of British Columbia	4.300%	5/30/13	$180,000	$188,518
Russian Federation	7.500%	3/31/30	65,034,760	61,323,226	(A)
United Mexican States	5.625%	1/15/17	374,000	365,772
United Mexican States	6.750%	9/27/34	54,000,000	50,857,200
				112,734,716

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	27,909,000	16,187,220	(A)
Intergas Finance BV	6.375%	5/14/17	2,220,000	1,287,600	(A)
				17,474,820

Industrial Conglomerates — 0.7%
Tyco International Group SA	6.750%	2/15/11	35,798,000	36,093,906
Tyco International Group SA	6.375%	10/15/11	15,948,000	16,157,748
Tyco International Group SA	6.000%	11/15/13	5,398,000	5,078,757
				57,330,411

Insurance — 0.3%
Merna Reinsurance Ltd.	2.970%	6/30/12	26,450,000	24,365,740	(A),(B)

Media — 0.1%
Rogers Cable Inc.	7.875%	5/1/12	687,000	720,151
Rogers Cable Inc.	6.750%	3/15/15	130,000	127,902
Shaw Communications Inc.	7.250%	4/6/11	630,000	625,275
Sun Media Corp.	7.625%	2/15/13	1,125,000	641,250
				2,114,578

Metals and Mining — 1.2%
Barrick Gold Corp.	6.950%	4/1/19	7,165,000	7,197,694
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	23,410,000	23,717,607
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	2,590,000	2,567,861	(A)
Evraz Group SA	8.875%	4/24/13	27,310,000	17,341,850	(A)
Evraz Group SA Series 2008	8.875%	4/24/13	2,150,000	1,366,562	(A)
Rio Tinto Finance (USA) Ltd.	6.500%	7/15/18	6,528,000	5,713,051
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	3,467,000	3,108,914
Vale Overseas Ltd.	8.250%	1/17/34	770,000	761,834
Vale Overseas Ltd.	6.875%	11/21/36	40,970,000	35,379,193
				97,154,566

Oil, Gas and Consumable Fuels — 1.5%
Anadarko Finance Co.	7.500%	5/1/31	16,297,000	12,728,788
BP Capital Markets PLC	5.250%	11/7/13	25,550,000	27,347,366
Conoco Funding Co.	6.350%	10/15/11	590,000	638,381
Conoco Funding Co.	7.250%	10/15/31	810,000	826,281
Gazprom	6.212%	11/22/16	29,470,000	21,365,750	(A)
Gazprom	6.510%	3/7/22	23,180,000	14,951,100	(A)
OPTI Canada Inc.	8.250%	12/15/14	2,405,000	1,076,237
Petrobras International Finance Co.	6.125%	10/6/16	19,100,000	19,100,000
Shell International Finance BV	6.375%	12/15/38	18,125,000	19,086,060
Teekay Shipping Corp.	8.875%	7/15/11	1,729,000	1,659,840
				118,779,803

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares†		Value

Long-Term Securities — Continued
Yankee Bonds — Continued
Paper and Forest Products — N.M.
Abitibi-Consolidated Co. of Canada	15.500%	7/15/10	$1,375,000		$206,250	(A),(H),(I)

Road and Rail — 0.1%
Kansas City Southern de Mexico	12.500%	4/1/16	6,195,000		5,869,763	(A)

Semiconductors and Semiconductor Equipment — N.M.
NXP BV/NXP Funding LLC	9.500%	10/15/15	790,000		86,900

Thrifts and Mortgage Finance — N.M.
Willow Re Ltd.	6.295%	6/16/10	250,000		124,957	(A),(B),(F)

Wireless Telecommunication Services — 0.2%
America Movil SA de CV	5.625%	11/15/17	14,040,000		12,732,666
Rogers Wireless Inc.	6.375%	3/1/14	1,850,000		1,872,901
					14,605,567

Total Yankee Bonds (Cost — $979,146,208)					647,304,375

Foreign Government Obligations — 1.2%
Brazil Notas do Tesouro Nacional Series F	10.000%	1/1/12	181,800,000	BRL	77,099,772
Canadian Real Return Bond	4.000%	12/1/31	7,036,652	CAD	7,824,793	(R)
Federative Republic of Brazil	10.000%	1/1/10	1,000	BRL	435
Federative Republic of Brazil	6.000%	5/15/15	18,938,000	BRL	14,166,405

Total Foreign Government Obligations (Cost — $90,786,640)					99,091,405

Preferred Stocks — 0.3%
AES Trust III	6.750%		71,200	shs	2,462,096	(C)
Fannie Mae	5.375%		29		38,860	(C),(I),(M)
Fannie Mae	7.000%		53,100		31,860	(B),(I),(M)
Fannie Mae	8.250%		1,193,775		847,580	(E),(I),(M)
Ford Motor Co.	7.500%		16,300		130,400
Freddie Mac	8.375%		1,737,615		799,303	(E),(I),(M)
General Motors Corp.	1.500%		399,400		3,694,450	(C)
General Motors Corp.	5.250%		207,050		525,907	(C)
General Motors Corp.	6.250%		2,749,475		6,983,667
General Motors Corp.	7.250%		127,900		383,700
General Motors Corp.	7.250%		56,300		160,455
General Motors Corp.	7.250%		45,400		135,746
General Motors Corp.	7.375%		327,800		953,898
General Motors Corp.	7.500%		259,700		742,742
Home Ownership Funding Corp.	1.000%		1,500		147,831	(A),(H)
Home Ownership Funding Corp. II	1.000%		1,300		128,120	(A),(H)
Preferred Blocker Inc.	7.000%		25,421		5,061,163	(A)

Total Preferred Stocks (Cost — $183,550,615)					23,227,778

Warrants — N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72			10,000	wts	95,821

Total Warrants (Cost — $55,800)					95,821

Total Long-Term Securities (Cost — $10,415,435,061)					8,646,009,539

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value
Short-Term Securities — 4.8%
U.S. Government and Agency Obligations — 3.1%
United States Treasury Bill	0.000%	6/25/09	$250,000,000		$249,905,500	(J)

Options Purchased — 0.1%
Barclays Swaption Call, April 2009, Strike Price $2.50			44,400,000	(S)	439,492
Barclays Swaption Call, June 2009, Strike Price $2.60			45,000,000	(S)	762,809
Barclays Swaption Call, May 2009, Strike Price $2.72			44,400,000	(S)	839,477
Barclays Swaption Put, June 2009, Strike Price $1.90			19,900,000	(S)	545,260
Barclays Swaption Put, June 2009, Strike Price $3.10			39,800,000	(S)	278,600
Credit Suisse First Boston Swaption Call, April 2009, Strike Price $2.50			44,400,000	(S)	439,493
Credit Suisse First Boston Swaption Call, April 2009, Strike Price $2.55			44,400,000	(S)	501,218
Credit Suisse First Boston Swaption Call, June 2009, Strike Price $2.60			89,900,000	(S)	1,523,923
Credit Suisse First Boston Swaption Call, May 2009, Strike Price $2.71			90,100,000	(S)	1,677,276
Credit Suisse First Boston Swaption Put, June 2009, Strike Price $1.90			19,900,000	(S)	533,320
Eurodollar Futures Call, April 2009, Strike Price $98.38			630	(S)	330,750
					7,871,618
Repurchase Agreements — 1.6%
Deutsche Bank 0.170% dated 3/31/09, to be repurchased at $157,001 on 4/1/09 (Collateral: $148,000 Freddie Mac note, 4.125% due 12/21/12, value $160,140)			157,000		157,000
Goldman Sachs & Co. 0.120% dated 3/31/09, to be repurchased at $125,810,419 on 4/1/09 (Collateral: $116,775,000 Federal Home Loan Bank bond, 4.750% due 12/16/16, value $128,306,531)			125,810,000		125,810,000
					125,967,000

Total Short-Term Securities (Cost — $384,674,688)					383,744,118

Total Investments — 113.9% (Cost — $10,800,109,749) (T)					9,029,753,657
Other Assets Less Liabilities — (13.9)%					(1,103,608,418)

Net Assets — 100.0%					$7,926,145,239

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts Purchased
Canada Government Bond Futures		June 2009	461		$658,936
Eurodollar Futures		June 2009	1,877		8,909,102
Eurodollar Futures		September 2009	3,355		7,728,719
Eurodollar Futures		March 2010	480		256,063
Eurodollar Futures		September 2010	256		21,120
German Euro Bund Futures		June 2009	113		65,190
LIBOR Futures		June 2009	1,233		8,067,557
U.S. Treasury Bond Futures		June 2009	5,580		19,401,513
U.S. Treasury Note Futures		June 2009	18,557		28,283,118
					$73,391,318

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written
U.S. Treasury Note Futures	June 2009	3,742	$(8,562,272)
U.S. Treasury Note Futures	June 2009	26	(26,521)
			$(8,588,793)
Options Written
Barclays Swaption Call, Strike Price $2.16	April 2009	88,800,000	$494,084
Barclays Swaption Call, Strike Price $2.20	June 2009	90,000,000	99,305
Barclays Swaption Call, Strike Price $2.30	May 2009	88,800,000	75,674
Barclays Swaption Call, Strike Price $2.40	June 2009	39,800,000	—
Barclays Swaption Call, Strike Price $4.95	October 2013	124,690,000	(7,923,750)
Barclays Swaption Put, Strike Price $2.40	June 2009	39,800,000	—
Barclays Swaption Put, Strike Price $2.50	June 2009	39,800,000	—
Barclays Swaption Put, Strike Price $4.95	October 2013	124,690,000	3,431,668
Credit Suisse First Boston Swaption Call, Strike Price $2.17	April 2009	88,800,000	517,365
Credit Suisse First Boston Swaption Call, Strike Price $2.20	June 2009	179,800,000	180,409
Credit Suisse First Boston Swaption Call, Strike Price $2.22	April 2009	88,800,000	281,983
Credit Suisse First Boston Swaption Call, Strike Price $2.30	May 2009	180,200,000	234,655
Credit Suisse First Boston Swaption Put, Strike Price $2.50	June 2009	39,800,000	—
Eurodollar Futures Put, Strike Price $97.25	June 2009	874	645,643
Eurodollar Futures Put, Strike Price $98.75	June 2009	699	197,468
JP Morgan Swaption Call, Strike Price $4.86	October 2013	124,700,000	(7,170,949)
JP Morgan Swaption Put, Strike Price $4.86	October 2013	124,700,000	3,412,166
U.S. Treasury Bond Futures Call, Strike Price $131.00	May 2009	368	376,582
U.S. Treasury Note Futures Call, Strike Price $124.00	May 2009	422	(232,891)
U.S. Treasury Note Futures Call, Strike Price $125.00	May 2009	185	(32,722)
U.S. Treasury Note Futures Call, Strike Price $127.00	May 2009	436	127,257
U.S. Treasury Note Futures Put, Strike Price $116.00	April 2009	404	231,542
U.S. Treasury Note Futures Put, Strike Price $116.00	May 2009	1,651	1,068,862
U.S. Treasury Note Futures Put, Strike Price $119.00	May 2009	436	576,883
U.S. Treasury Note Futures Put, Strike Price $124.00	May 2009	401	(64,661)
			$(3,473,427)

	Settlement	Contract to				Unrealized
Broker	Date	Receive		Deliver		Gain/(Loss)
JPMorgan Chase Bank	5/12/09	CAD	$14,519,281	USD	$11,601,503	$(100,754)
Citibank NA	5/12/09	EUR	43,000,000	USD	55,697,900	1,350,754
Credit Suisse First Boston (London)	5/12/09	EUR	11,809,164	USD	15,595,182	72,188
Deutsche Bank AG London	5/12/09	EUR	33,000,000	USD	41,745,330	2,036,195
Goldman Sachs International	5/12/09	EUR	4,000,000	USD	5,177,080	129,771
JPMorgan Chase Bank	5/12/09	EUR	30,795,000	USD	40,467,094	389,029
Goldman Sachs International	5/12/09	GBP	2,250,000	USD	3,240,675	(16,718)
Citibank NA	5/12/09	USD	50,000,000	EUR	38,038,723	(466,464)
Citibank NA	5/12/09	USD	28,071,800	GBP	20,000,000	(585,593)
Deutsche Bank AG London	5/12/09	USD	16,296,294	GBP	11,646,033	(390,953)
Goldman Sachs International	5/12/09	USD	11,244,911	EUR	8,488,007	(16,237)
UBS AG London	5/12/09	USD	12,147,808	EUR	9,400,000	(323,293)
						$2,077,925

N.M.	Not Meaningful.
(A)

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 9.41% of net assets.

Portfolio of Investments — Continued

Western Asset Core Plus Bond Portfolio — Continued

(B)

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2009.

(C)	Convertible Security - Security may be converted into the issuer’s common stock.
(D)	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
(E)

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

(F)	Bond is currently in default.
(G)	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
(H)	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
(I)	Non-income producing.
(J)	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(K)

Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(L)	The coupon rates shown on variable rate securities are the rates at March 31, 2009. These rates vary with the weighted average coupon of the underlying loans.
(M)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(N)

Treasury Inflation-Protected Security —Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

(O)	All or a portion of this security is collateral to cover futures and options contracts written.
(P)	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(Q)	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
(R)

Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy . Interest is calculated on the basis of the current adjusted principal value.

(S)	Par represents actual number of contracts.
(T)

Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$205,023,249
Gross unrealized depreciation	(1,975,379,341)
Net unrealized depreciation	$(1,770,356,092)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

Net Asset Value Per Share:

Institutional Class	$8.48

Financial Intermediary Class	$8.48

Institutional Select Class	$8.48

Futures Contracts

The Funds may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in the Western Asset Core Plus Bond Portfolio, payment is not sent daily, but is recorded as a net payable or receivable by the Funds to or from the futures broker, which holds cash collateral from the Funds. The daily changes in contract value are recorded as unrealized gains or losses and the Funds recognize a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

Options

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction

Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a

Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit Default Swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As disclosed in the Fair Values of Derivatives — Balance Sheet table that follows each Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of March 31, 2009 was $400,233,658 and $915,111,534 for Western Asset Core Bond Portfolio and Western Asset Core Plus Bond Portfolio, respectively. If a defined credit event had occurred as of March 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay $2,070,386,883 and $4,840,973,301 for Western Asset Core Bond Portfolio and Western Asset Core Plus Bond Portfolio, respectively, less the value of the contracts’ related reference obligations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest Rate Swaps

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income or expense. Interest rate swaps are marked to market daily based upon quotations from the market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As of March 31, 2009, the one-and three-month London Interbank Offered Rates were 0.501% and 1.19%, respectively.

The following is a summary of open swap contracts outstanding as of March 31, 2009.

3/31/2009

Western Asset Core Bond Portfolio

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$4,700,000	—	$(557,833)

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	2,740,000	—	(396,529)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	4,400,000	—	(635,615)

Banc of America Securities LLC	January 15, 2016	5.451% Semi-Annually	3-month LIBOR	2,750,000	—	(504,231)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	4,120,000	—	(791,831)

Banc of America Securities LLC	February 15, 2025	4.295% Semi-Annually	3-month LIBOR	146,800,000	—	(20,653,351)

Banc of America Securities LLC	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	14,700,000	$(293,194)	(2,527,405)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	5,600,000	—	(550,122)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	3,550,000	—	(368,207)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	3,520,000	—	(395,957)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	3,530,000	—	(656,887)

Barclays Capital Inc.	September 16, 2019	3.25% Semi-Annually	3-month LIBOR	29,680,000	(397,887)	(231,000)

Barclays Capital Inc.	September 16, 2019	3.25% Semi-Annually	3-month LIBOR	29,700,000	(437,029)	(192,282)

Barclays Capital Inc.	February 15, 2025	4.3% Semi-Annually	3-month LIBOR	39,100,000	202,527	(5,730,340)

Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	2,500,000	—	(186,573)

Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	4,270,000	—	(591,022)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc.	April 23, 2018	4.8% Semi-Annually	3-month LIBOR	$25,130,000	$(260,473)	$(3,829,306)

Citigroup Global Markets	April 30, 2011	3.22% Semi-Annually	3-month LIBOR	3,580,000	—	(133,120)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	5,500,000	—	(240,078)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	1,380,000	—	(78,876)

Credit Suisse First Boston USA	September 15, 2010	5.003% Semi-Annually	3-month LIBOR	3,070,000	—	(164,764)

Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	2,110,000	—	(153,781)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	2,750,000	—	(278,642)

Credit Suisse First Boston USA	December 1, 2012	4.903% Semi-Annually	3-month LIBOR	5,870,000	—	(627,103)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	3,020,000	—	(372,604)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	3,290,000	—	(453,161)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	3,050,000	—	(489,546)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	2,420,000	—	(463,508)

Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.313% Semi-Annually	31,430,000	—	1,161,945

Deutsche Bank AG	July 13, 2011	3-month LIBOR	5.628% Semi-Annually	83,870,000	—	7,826,866

Deutsche Bank AG	June 15, 2016	5.183% Semi-Annually	3-month LIBOR	5,620,000	—	(963,947)

Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	4,120,000	—	(824,095)

JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	3,550,000	—	(426,240)

Morgan Stanley & Co., Inc.	March 15, 2012	4.763% Semi-annually	3-month LIBOR	2,750,000	—	(244,387)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	$3,400,000	$—	$(581,124)

RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	1,370,000	—	(86,170)

RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	4,250,000	—	(697,124)

RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	3,580,000	—	(626,506)

RBS Greenwich	December 18, 2018	4.34% Semi-Annually	3-month LIBOR	19,000,000	—	(2,426,853)

RBS Greenwich	January 15, 2019	4.35% Semi-Annually	3-month LIBOR	19,000,000	(492,100)	(1,960,682)

The Goldman Sachs Group, Inc.	November 3, 2011	3-month LIBOR	5.044% Semi-Annually	81,800,000	—	7,228,339

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	9,100,000	(71,803)	(1,674,282)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	11,900,000	(58,690)	(2,224,652)

UBS Warburg LLC	December 16, 2018	4.16% Semi-Annually	3-month LIBOR	43,250,000	(603,878)	(4,249,334)

Net unrealized depreciation on interest rate swaps						$(43,021,920)

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	18.62%	4.83% Quarterly	$12,500,000	$(1,824,666)	$—	$(1,824,666)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	12.70%	1.4% Quarterly	6,500,000	(654,138)	—	(654,138)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	12.70%	1.25% Quarterly	1,100,000	(112,175)	—	(112,175)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	12.06%	1.67% Quarterly	$1,300,000	$(447,048)	$—	$(447,048)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	16.55%	5.05% Quarterly	17,100,000	(2,792,228)	—	(2,792,228)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	45.01%	2.93% Quarterly	1,700,000	(1,287,665)	—	(1,287,665)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	144.44%	6% Quarterly	10,500,000	(8,048,394)	—	(8,048,394)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	June 20, 2012	4.12%	0.72% Quarterly	25,000,000	(2,315,727)	—	(2,315,727)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	4.10%	6% Quarterly	9,100,000	503,464	—	503,464

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	4.10%	6.1% Quarterly	9,100,000	529,866	—	529,866

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	4.10%	2.75% Quarterly	10,000,000	(389,647)	—	(389,647)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	December 20, 2012	4.07%	5% Quarterly	10,000,000	285,657	(923,411)	1,209,068

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	16.55%	4.26% Quarterly	25,000,000	(4,363,390)	—	(4,363,390)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)	June 20, 2010	25.73%	4.53% Quarterly	15,000,000	(3,185,836)	—	(3,185,836)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	25.73%	4.68% Quarterly	25,000,000	(5,271,992)	—	(5,271,992)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	23.97%	5.75% Quarterly	7,500,000	(1,594,900)	—	(1,594,900)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	154.00%	8.4% Quarterly	12,500,000	(9,352,536)	—	(9,352,536)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	154.00%	7.1% Quarterly	5,800,000	(4,378,570)	—	(4,378,570)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	154.00%	6.8% Quarterly	$5,900,000	$(4,463,215)	$—	$(4,463,215)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	144.44%	7.7% Quarterly	12,500,000	(9,463,159)	—	(9,463,159)

RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2012	32.07%	2.32% Quarterly	25,000,000	(13,556,232)	—	(13,556,232)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	September 20, 2012	32.07%	4.9% Quarterly	9,100,000	(4,505,897)	—	(4,505,897)

RBS Greenwich (Ryland Group Inc., 5.375%, due 1/15/15)	December 20, 2012	3.12%	2.4% Quarterly	9,800,000	(231,887)	—	(231,887)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	28.68%	1.38% Quarterly	20,000,000	(8,341,990)	—	(8,341,990)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	29.30%	1.78% Quarterly	25,000,000	(10,187,263)	—	(10,187,263)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	28.47%	2.35% Quarterly	1,500,000	(604,942)	—	(604,942)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	28.47%	2.4% Quarterly	1,500,000	(603,782)	—	(603,782)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	28.47%	2.44% Quarterly	25,000,000	(10,047,570)	—	(10,047,570)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	28.47%	2.67 % Quarterly	10,000,000	(3,983,455)	—	(3,983,455)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	28.47%	2.67% Quarterly	10,000,000	(3,983,455)	—	(3,983,455)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	0.94%	0.47% Quarterly	5,000,000	(34,384)	—	(34,384)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	0.97%	0.5% Quarterly	12,500,000	(100,115)	—	(100,115)

The Goldman Sachs Group, Inc. (Countrywide Financial, 0.0%, due 2/8/31)	September 20, 2012	4.10%	6% Quarterly	4,700,000	260,031	—	260,031

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	12.06%	1.67% Quarterly	1,400,000	(481,437)	—	(481,437)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	18.62%	4.75% Quarterly	$1,900,000	$(278,966)	$—	$(278,966)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	25.73%	6% Quarterly	5,000,000	(987,985)	—	(987,985)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	June 20, 2010	154.00%	8.95% Quarterly	5,000,000	(3,726,793)	—	(3,726,793)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(119,099,010)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	$2,740,000	$141,362	$—	$141,362

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	December 20, 2015	0.73% Monthly	4,400,000	689,045	—	689,045

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	4,120,000	789,652	—	789,652

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	March 20, 2013	1.05% Monthly	5,010,000	2,287,556	—	2,287,556

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	2,750,000	524,383	—	524,383

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	3,520,000	21,003	—	21,003

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	3,530,000	93,012	—	93,012

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	$3,550,000	$676,668	$—	$676,668

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	5,600,000	417,460	—	417,460

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	4,270,000	74,567	—	74,567

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	2,500,000	106,349	—	106,349

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	April 25, 2035	1.28% Monthly	784,000	739,908	—	739,908

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	784,000	751,444	—	751,444

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	784,000	767,717	—	767,717

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	44,338	44,212	—	44,212

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	581,482	343,544	—	343,544

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	784,000	781,942	—	781,942

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	$784,000	$783,467	$—	$783,467

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	3,050,000	(21,317)	—	(21,317)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	298,717	290,550	—	290,550

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	298,717	289,851	—	289,851

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	371,871	312,157	—	312,157

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	285,027	277,900	—	277,900

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	243,537	241,759	—	241,759

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	310,788	304,199	—	304,199

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	275,883	274,317	—	274,317

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	1,380,000	30,754	—	30,754

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	$409,241	$382,554	$—	$382,554

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	326,584	306,223	—	306,223

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	5,870,000	817,406	—	817,406

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	232,508	137,210	—	137,210

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	380,679	372,766	—	372,766

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	311,806	309,609	—	309,609

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	3,070,000	7,621	—	7,621

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	3,320,000	539,403	—	539,403

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	461,351	443,232	—	443,232

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	414,556	403,450	—	403,450

$

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	$206,563	$177,406	$—	$177,406

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	228,419	221,253	—	221,253

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	478,907	227,856	—	227,856

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	281,898	270,205	—	270,205

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	385,244	269,075	—	269,075

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	248,671	240,583	—	240,583

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	183,522	181,697	—	181,697

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	319,998	180,341	—	180,341

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	384,430	352,234	—	352,234

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	$335,297	$310,998	$—	$310,998

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	784,000	662,958	—	662,958

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	784,000	684,052	—	684,052

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	784,000	756,070	—	756,070

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	755,964	736,486	—	736,486

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	565,484	553,520	—	553,520

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	614,700	614,199	—	614,199

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	784,000	777,641	—	777,641

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	2,100,000	80,821	—	80,821

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	$2,420,000	$267,800	$—	$267,800

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	3,050,000	427,647	—	427,647

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	3,290,000	118,115	—	118,115

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	5,620,000	168,862	—	168,862

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	4,120,000	92,994	—	92,994

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	3,550,000	486,562	—	486,562

Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	1,370,000	(29,463)	—	(29,463)

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	5,500,000	(3,374)	—	(3,374)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	5,460,000	364,222	—	364,222

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	2,750,000	85,847	—	85,847

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)	August 19, 2045	4.5% Monthly	439,881	431,798	—	431,798

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33 % Quarterly	$3,580,000	$102,629	$—	$102,629

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	1,292,980	1,229,498	—	1,229,498

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	4,250,000	324,639	—	324,639

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)	October 25, 2036	2.7% Monthly	1,385,669	1,247,829	—	1,247,829

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	467,393	397,516	—	397,516

The Goldman Sachs Group, Inc. (Viacom Inc. 6.25% due 4/30/2016)	March 20, 2011	1.4% Quarterly	3,580,000	97,409	—	97,409

Net unrealized appreciation on buys of credit default swaps on corporate issues						$28,860,860

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$60,900,000	$(5,839,659)	$(5,696,014)	$(143,645)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	47,892,320	(4,238,394)	(1,774,648)	(2,463,746)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	42,621,920	(3,771,972)	(1,801,845)	(1,970,127)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	14,403,383	(2,102,862)	(718,253)	(1,384,609)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$33,833,450	$(4,939,609)	$(1,066,881)	$(3,872,728)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	33,833,450	(4,939,609)	(1,056,731)	(3,882,878)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	3% Quarterly	70,663,577	(10,316,727)	(2,737,035)	(7,579,692)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	26,583,425	(3,881,122)	(1,203,485)	(2,677,637)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	21,750,075	(3,175,463)	(995,934)	(2,179,529)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	20,984,000	(831,067)	(56,770)	(774,297)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	24,107,200	(954,761)	60,749	(1,015,510)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	70,760,000	(2,802,436)	(58,502)	(2,743,934)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	21,667,200	(858,125)	(54,477)	(803,648)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	18,592,800	(736,364)	(61,067)	(675,297)

Bear Stearns, Inc. (ABX-HE-A 06-2)	May 25, 2046	0.44% Quarterly	22,528,134	(21,683,329)	(122,382)	(21,560,947)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	35,545,920	(2,479,826)	(207,121)	(2,272,705)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	8,813,280	(614,850)	(59,735)	(555,115)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	99,138,342	(35,689,803)	(8,427,464)	(27,262,339)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	15,026,689	(5,409,608)	(1,350,171)	(4,059,437)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	$118,134,345	$(42,528,364)	$(11,829,035)	$(30,699,329)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,850,065	(1,319,940)	229,251	(1,549,191)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,753,398	(1,313,171)	(285,917)	(1,027,254)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	20,413,615	(7,348,902)	(1,747,698)	(5,601,204)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	10,395,822	(3,742,496)	(934,080)	(2,808,416)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	4,914,389	(1,769,180)	(545,062)	(1,224,118)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	1.3% Quarterly	8,042,667	(1,022,158)	24,893	(1,047,051)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	23,950,000	(2,296,549)	(164,867)	(2,131,682)

JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	33,833,450	(4,939,609)	(1,043,119)	(3,896,490)

JP Morgan Chase & Co. (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Quarterly	38,430,000	(12,942,156)	(12,776,875)	(165,281)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.82 % Quarterly	14,000,000	(5,890,935)	—	(5,890,935)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	4,650,000	(2,191,033)	—	(2,191,033)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2.3% Quarterly	4,580,000	(2,122,083)	—	(2,122,083)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	3.995% Quarterly	25,000,000	(10,474,185)	—	(10,474,185)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	5.4% Quarterly	50,000,000	(19,109,460)	—	(19,109,460)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.43% Quarterly	8,000,000	(2,841,818)	—	(2,841,818)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	70,000,000	(25,287,353)	—	(25,287,353)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	$9,666,700	$(676,892)	$49,461	$(726,353)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	44,798,400	(3,125,316)	(198,122)	(2,927,194)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	7,222,400	(503,864)	(102,480)	(401,384)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	7,027,200	(490,246)	(92,554)	(397,692)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	6,200,000	(594,514)	(37,403)	(557,111)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	1,800,000	(172,601)	(15,618)	(156,983)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	14,400,000	(1,380,806)	(151,405)	(1,229,401)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	55,000,000	(5,273,911)	(1,056,405)	(4,217,506)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	7,250,025	(1,058,488)	(150,195)	(908,293)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	676,669	(98,792)	(18,924)	(79,868)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	14,500,050	(2,116,975)	(563,028)	(1,553,947)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	1,933,340	(282,263)	(80,752)	(201,511)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	14,403,383	(2,102,862)	(618,213)	(1,484,649)

RBS Greenwich (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	30,643,439	(2,145,749)	685,971	(2,831,720)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	1.8% Quarterly	17,580,000	(8,375,555)	—	(8,375,555)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	4,360,000	(2,054,388)	—	(2,054,388)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	5.44% Quarterly	50,000,000	(19,057,105)	—	(19,057,105)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	6.356% Quarterly	25,000,000	(8,929,107)	—	(8,929,107)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	$31,329,600	$(2,772,619)	$(1,050,882)	$(1,721,737)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	48,333,000	(2,353,556)	2,156	(2,355,712)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	16,433,220	(800,209)	(29,932)	(770,277)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	32,093,112	(1,562,761)	(237,294)	(1,325,467)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	4,600,000	(441,091)	(10,669)	(430,422)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	25,000,000	(2,397,232)	(178,449)	(2,218,783)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	15,300,000	(1,467,106)	(456,327)	(1,010,779)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,600,040	(1,693,580)	(480,438)	(1,213,142)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	16,143,389	(2,356,899)	(1,655,457)	(701,442)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(273,782,231)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$9,272,000	$367,215	$160,120	$207,095

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	10,492,000	415,533	23,962	391,571

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$37,185,600	$1,472,728	$188,729	$1,283,999

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	2,860,000	101,762	82,311	19,451

Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	9,666,700	676,892	(345,164)	1,022,056

Credit Suisse First Boston USA (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	11,500,000	2,562,373	2,701,954	(139,581)

Credit Suisse First Boston USA (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Monthly	18,625,000	6,272,383	6,224,802	47,581

Credit Suisse First Boston USA (CMBX 4 2007-2 AAA)	August 17, 2050	0.35% Monthly	29,200,000	10,026,682	9,888,300	138,382

Credit Suisse First Boston USA (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	9,900,000	7,178,830	2,122,551	5,056,279

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	18,836,800	746,028	466,919	279,109

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	4,684,800	185,541	60,521	125,020

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	20,783,404	1,455,318	(786,814)	2,242,132

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	21,653,408	1,516,239	(970,381)	2,486,620

JP Morgan Chase & Co. (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Monthly	19,805,000	6,669,774	6,619,179	50,595

JP Morgan Chase & Co. (CMBX 4 2007-2 AAA)	March 22, 2047	0.35% Monthly	38,430,000	13,196,075	13,013,952	182,123

JP Morgan Chase & Co. (CMBX 4 2007-2 AAA)	April 17, 2050	0.35% Quarterly	38,630,000	13,264,751	13,849,823	(585,072)

Merrill Lynch & Co., Inc. (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	9,900,000	7,178,830	2,122,551	5,056,279

RBS Greenwich (iBoxx IG Hi-Vol3)	March 20, 2010	1.05% Quarterly	17,303,214	(842,573)	(14,243)	(828,330)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$18,446,400	$730,566	$464,595	$265,971

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	9,800,000	348,696	255,782	92,914

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,850,065	1,319,940	191,863	1,128,077

The Goldman Sachs Group, Inc. (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	10,000,000	7,251,344	2,143,991	5,107,353

Net unrealized appreciation on buys of credit default swaps on credit indices						$23,629,624

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡ Percentage shown is an annual percentage rate.

3/31/2009

Western Asset Core Plus Bond Portfolio

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$8,100,000	$—	$(961,371)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	7,950,000	—	(1,148,442)

Banc of America Securities LLC	January 15, 2016	5.451% Semi-Annually	3-month LIBOR	5,500,000	—	(1,008,462)

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	5,510,000	—	(797,400)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	8,270,000	—	(1,589,427)

Banc of America Securities LLC	February 15, 2025	4.295% Semi-Annually	3-month LIBOR	308,300,000	(203)	(43,374,647)

Banc of America Securities LLC	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	34,900,000	(695,872)	(6,000,652)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	6,240,000	—	(647,214)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	6,260,000	—	(1,164,904)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	6,330,000	—	(712,047)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	10,850,000	—	(1,065,861)

Barclays Capital Inc.	February 15, 2025	4.3% Semi-Annually	3-month LIBOR	82,100,000	425,488	(12,032,483)

Barclays Capital Inc.	September 16, 2019	3.25% Semi-Annually	3-month LIBOR	71,470,000	(959,121)	(555,250)

Barclays Capital Inc.	September 16, 2019	3.25% Semi-Annually	3-month LIBOR	68,910,000	(1,014,259)	(445,867)

Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	4,300,000	—	(320,905)

Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	8,250,000	—	(1,141,905)

Bear Stearns, Inc.	April 14, 2018	5% Semi-Annually	3-month LIBOR	177,970,000	(1,714,864)	(30,095,743)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc.	April 23, 2018	4.8% Semi-Annually	3-month LIBOR	$50,990,000	$(528,513)	$(7,769,850)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	9,750,000	—	(425,594)

Citigroup Global Markets	April 30, 2011	3.22% Semi-Annually	3-month LIBOR	6,270,000	—	(233,145)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	5,350,000	—	(858,713)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	4,800,000	—	(486,359)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	5,300,000	—	(653,908)

Credit Suisse First Boston USA	December 1, 2012	4.903% Semi-Annually	3-month LIBOR	10,600,000	—	(1,132,419)

Credit Suisse First Boston USA	September 15, 2010	5.003% Semi-Annually	3-month LIBOR	5,990,000	—	(321,476)

Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	4,110,000	—	(299,545)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	2,720,000	—	(155,465)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	6,630,000	—	(913,209)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	4,880,000	—	(934,678)

Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.313% Semi-Annually	41,570,000	—	1,536,814

Deutsche Bank AG	July 13, 2011	3-month LIBOR	5.628% Semi-Annually	133,350,000	—	12,444,408

Deutsche Bank AG	June 15, 2016	5.183% Semi-Annually	3-month LIBOR	10,890,000	—	(1,867,862)

Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	8,270,000	—	(1,654,190)

JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	6,300,000	—	(756,426)

JP Morgan Chase & Co.	November 6, 2011	3-month LIBOR	5.02% Semi-Annually	93,600,000	—	8,237,118

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	6,600,000	—	(1,128,063)

Morgan Stanley & Co., Inc.	March 15, 2012	4.763% Semi-annually	3-month LIBOR	5,540,000	—	(492,329)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	$2,780,000	$—	$(174,856)

RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	4,560,000	—	(443,430)

RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	8,230,000	—	(1,349,958)

RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	7,210,000	—	(1,261,761)

RBS Greenwich	December 18, 2018	4.34% Semi-Annually	3-month LIBOR	40,750,000	—	(5,204,961)

RBS Greenwich	January 15, 2019	4.35% Semi-Annually	3-month LIBOR	40,750,000	(1,055,425)	(4,205,147)

The Goldman Sachs Group, Inc.	November 3, 2011	3-month LIBOR	5.044% Semi-Annually	147,000,000	—	12,989,802

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	21,600,000	(172,079)	(3,972,474)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	28,500,000	(141,497)	(5,327,011)

UBS Warburg LLC	December 16, 2018	4.16% Semi-Annually	3-month LIBOR	94,170,000	(1,314,849)	(9,252,250)

Net unrealized depreciation on interest rate swaps						$(119,129,517)

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (General Motors Corporation, 7.125%, due 07/15/13)	December 20, 2011	116.07%	4.16% Quarterly	$7,000,000	$(5,631,904)	$—	$(5,631,904)

Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	112.60%	3.2% Quarterly	9,900,000	(8,081,834)	—	(8,081,834)

Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	112.60%	3.25% Quarterly	18,500,000	(15,095,488)	—	(15,095,488)

Citigroup Global Markets (General Motors Acceptance Corporation, 7.75%, due 1/19/2010)	March 20, 2010	27.92%	3.65% Quarterly	4,400,000	(887,437)	(533,015)	(354,422)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	13.51%	2.32% Quarterly	$2,400,000	$(342,196)	$—	$(342,196)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	12.70%	1.4% Quarterly	9,000,000	(905,729)	—	(905,729)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	7.22%	2.21% Quarterly	1,700,000	(394,634)	—	(394,634)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	7.22%	2.2% Quarterly	2,500,000	(581,504)	—	(581,504)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	12.70%	1.25% Quarterly	1,600,000	(163,164)	—	(163,164)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	12.06%	1.67% Quarterly	1,900,000	(653,378)	—	(653,378)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	13.51%	2.3% Quarterly	3,020,000	(431,369)	—	(431,369)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	13.51%	2.3% Quarterly	5,430,000	(775,607)	—	(775,607)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	13.51%	2.32% Quarterly	3,200,000	(456,261)	—	(456,261)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	12.52%	3.65% Quarterly	4,450,000	(1,690,575)	—	(1,690,575)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	12.52%	3.65% Quarterly	3,500,000	(1,329,665)	—	(1,329,665)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	16.55%	5.05% Quarterly	25,400,000	(4,147,520)	—	(4,147,520)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	45.01%	2.93% Quarterly	2,600,000	(1,969,370)	—	(1,969,370)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	144.44%	6% Quarterly	$14,300,000	$(10,961,146)	$—	$(10,961,146)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	7.17%	2.8% Quarterly	5,600,000	(1,154,698)	—	(1,154,698)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	7.17%	2.6% Quarterly	3,600,000	(776,297)	—	(776,297)

Merrill Lynch & Co., Inc.(Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	13.51%	2.3% Quarterly	1,610,000	(229,968)	—	(229,968)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2012	4.16%	0.6% Quarterly	7,400,000	(669,133)	—	(669,133)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	4.12%	0.66% Quarterly	9,900,000	(933,211)	—	(933,211)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	December 20, 2010	13.78%	3.2% Quarterly	19,300,000	(2,955,183)	—	(2,955,183)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	December 20, 2016	11.22%	2.8% Quarterly	7,200,000	(2,292,409)	—	(2,292,409)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2012	13.52%	2.25% Quarterly	13,030,000	(3,528,119)	—	(3,528,119)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	14.99%	3.75% Quarterly	8,900,000	(1,906,428)	(41,016)	(1,865,412)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	March 20, 2012	54.46%	5.38% Quarterly	8,200,000	(5,178,760)	—	(5,178,760)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	58.21%	6.75% Quarterly	18,400,000	(10,946,484)	—	(10,946,484)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	52.99%	5.85% Quarterly	7,400,000	(4,697,171)	—	(4,697,171)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	52.99%	5.1% Quarterly	$12,450,000	$(8,028,701)	$—	$(8,028,701)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	52.99%	5.15% Quarterly	6,900,000	(4,444,985)	—	(4,444,985)

RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)	December 20, 2011	19.95%	1.34% Quarterly	780,000	(273,481)	—	(273,481)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	23.97%	5.75% Quarterly	1,250,000	(265,817)	—	(265,817)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2011	19.95%	1.2% Quarterly	680,000	(240,216)	—	(240,216)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2016	16.95%	1.55% Quarterly	4,200,000	(2,254,084)	—	(2,254,084)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	19.55%	1.17% Quarterly	8,500,000	(3,135,887)	—	(3,135,887)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 2, 2012	19.55%	1.4% Quarterly	9,400,000	(3,424,460)	—	(3,424,460)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	19.55%	1.85% Quarterly	9,700,000	(3,446,005)	—	(3,446,005)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	19.55%	2% Quarterly	9,300,000	(3,275,858)	—	(3,275,858)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2012	18.91%	7.2% Quarterly	10,700,000	(2,804,489)	—	(2,804,489)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2012	18.91%	5.95% Quarterly	3,800,000	(1,102,486)	—	(1,102,486)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	144.44%	6.1% Quarterly	8,000,000	(6,127,658)	—	(6,127,658)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	144.44%	6.9% Quarterly	$10,000,000	$(7,615,050)	$—	$(7,615,050)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	144.44%	7.2% Quarterly	7,820,000	(5,941,913)	—	(5,941,913)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	December 20, 2010	136.69%	8.95% Quarterly	19,300,000	(14,563,008)	—	(14,563,008)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	112.60%	3.7% Quarterly	8,400,000	(6,825,854)	—	(6,825,854)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	154.00%	8.4% Quarterly	12,500,000	(9,352,536)	—	(9,352,536)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	154.00%	7.1% Quarterly	8,000,000	(6,039,406)	—	(6,039,406)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	154.00%	6.8% Quarterly	7,500,000	(5,673,579)	—	(5,673,579)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	144.44%	7.7% Quarterly	12,500,000	(9,463,159)	—	(9,463,159)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	144.44%	6.63% Quarterly	19,600,000	(14,954,949)	—	(14,954,949)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	December 20, 2012	104.46%	4.9% Quarterly	4,400,000	(3,587,523)	—	(3,587,523)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2013	102.37%	8.6% Quarterly	9,000,000	(7,087,873)	—	(7,087,873)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	31.11%	5% Quarterly	10,800,000	(5,388,957)	(982,333)	(4,406,624)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	31.11%	5% Quarterly	10,800,000	(5,388,957)	(1,259,584)	(4,129,373)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	29.30%	1.76% Quarterly	$24,300,000	$(9,909,229)	$—	$(9,909,229)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	28.47%	2.35% Quarterly	3,600,000	(1,451,861)	—	(1,451,861)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	28.47%	2.4% Quarterly	3,600,000	(1,449,077)	—	(1,449,077)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	0.94%	0.47% Quarterly	5,000,000	(34,384)	—	(34,384)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	0.97%	0.5% Quarterly	12,500,000	(100,115)	—	(100,115)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	12.06%	1.67% Quarterly	1,900,000	(653,378)	—	(653,378)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/2013)	September 20, 2017	12.52%	3.77% Quarterly	6,400,000	(2,398,472)	—	(2,398,472)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7.45%, due 7/16/31)	September 20, 2011	58.21%	6.8% Quarterly	10,000,000	(5,943,380)	—	(5,943,380)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	18.62%	4.75% Quarterly	2,500,000	(367,060)	—	(367,060)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	14.99%	3.8% Quarterly	9,200,000	(1,970,690)	—	(1,970,690)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	58.21%	6.8% Quarterly	8,400,000	(4,992,439)	—	(4,992,439)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2012	54.46%	6.05% Quarterly	11,500,000	(7,163,520)	—	(7,163,520)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	25.73%	5.75% Quarterly	2,000,000	(400,225)	—	(400,225)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	25.73%	5.95% Quarterly	80,000	(15,848)	—	(15,848)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At March 31, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	25.73%	6% Quarterly	$1,000,000	$(197,597)	$—	$(197,597)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	154.00%	8.95% Quarterly	5,000,000	(3,726,793)	—	(3,726,793)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	112.60%	3.15% Quarterly	19,400,000	(15,844,395)	—	(15,844,395)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	112.60%	4.4% Quarterly	11,500,000	(9,284,624)	—	(9,284,624)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)	December 20, 2010	136.69%	7% Quarterly	42,500,000	(32,560,771)	—	(32,560,771)

The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/2014)	September 20, 2012	21.22%	3.24% Quarterly	2,700,000	(1,033,847)	—	(1,033,847)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(327,155,290)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	$5,510,000	$284,274	$—	$284,274

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)	December 20, 2015	0.73% Monthly	7,950,000	1,244,980	—	1,244,980

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	8,270,000	1,585,055	—	1,585,055

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	8,640,000	3,945,008	—	3,945,008

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	5,500,000	1,048,766	—	1,048,766

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	$6,330,000	$37,770	$—	$37,770

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	6,260,000	164,944	—	164,944

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	6,240,000	1,189,410	—	1,189,410

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	10,850,000	808,828	—	808,828

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	8,250,000	144,069	—	144,069

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	5.75% Quarterly	12,500,000	1,536,249	—	1,536,249

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	4,300,000	182,921	—	182,921

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	April 25, 2035	1.28% Monthly	1,122,000	1,058,900	—	1,058,900

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	1,122,000	1,075,408	—	1,075,408

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	1,122,000	1,098,698	—	1,098,698

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	63,453	63,272	—	63,272

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	830,530	490,684	—	490,684

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	$1,122,000	$1,119,054	$—	$1,119,054

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	1,122,000	1,121,237	—	1,121,237

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	5,350,000	(37,392)	—	(37,392)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	427,500	415,812	—	415,812

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	427,500	414,813	—	414,813

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	531,142	445,853	—	445,853

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	407,909	397,709	—	397,709

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	348,531	345,987	—	345,987

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	444,776	435,347	—	435,347

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	394,822	392,581	—	392,581

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	2,720,000	60,617	—	60,617

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	$585,674	$547,481	$—	$547,481

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	467,382	438,242	—	438,242

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	10,600,000	1,476,065	—	1,476,065

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	332,091	195,977	—	195,977

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	544,798	533,474	—	533,474

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	446,232	443,088	—	443,088

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	5,990,000	14,869	—	14,869

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	5,830,000	947,204	—	947,204

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	660,250	634,319	—	634,319

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	593,281	577,387	—	577,387

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	$295,616	$253,889	$—	$253,889

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	326,250	316,015	—	316,015

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	685,375	326,091	—	326,091

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	403,431	386,697	—	386,697

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	551,331	385,079	—	385,079

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	355,878	344,303	—	344,303

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	262,642	260,030	—	260,030

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	457,053	257,581	—	257,581

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	550,167	504,090	—	504,090

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	479,851	445,076	—	445,076

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	$1,122,000	$948,775	$—	$948,775

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	1,122,000	978,962	—	978,962

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	1,122,000	1,082,029	—	1,082,029

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	1,081,878	1,054,003	—	1,054,003

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	807,680	790,592	—	790,592

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	879,711	878,994	—	878,994

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	1,122,000	1,112,899	—	1,112,899

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	4,080,000	157,023	—	157,023

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	4,880,000	540,027	—	540,027

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	5,350,000	750,135	—	750,135

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	6,630,000	238,025	—	238,025

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	$10,890,000	$327,207	$—	$327,207

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	8,270,000	186,665	—	186,665

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	6,300,000	863,477	—	863,477

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	4,560,000	1,292,654	—	1,292,654

Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	2,780,000	(59,787)	—	(59,787)

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	9,750,000	(5,981)	—	(5,981)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	10,540,000	703,096	—	703,096

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	5,540,000	172,943	—	172,943

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)	August 19, 2045	4.5% Monthly	710,577	697,520	—	697,520

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33 % Quarterly	7,210,000	206,691	—	206,691

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	1,989,200	1,891,536	—	1,891,536

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	8,230,000	628,654	—	628,654

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)	October 25, 2036	2.7% Monthly	$1,880,550	$1,693,482	$—	$1,693,482

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	680,590	578,839	—	578,839

The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)	May 15, 2047	0.75% Monthly	5,000,000	4,690,372	—	4,690,372

The Goldman Sachs Group, Inc. (Viacom Inc. 6.25% due 4/30/2016)	March 20, 2011	1.4% Quarterly	6,270,000	170,601	—	170,601

Net unrealized appreciation on buys of credit default swaps on corporate issues						$52,927,244

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$45,676,800	$(1,809,020)	$(124,185)	$(1,684,835)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	51,240,000	(2,029,350)	462,376	(2,491,726)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	40,552,800	(1,606,086)	(417,955)	(1,188,131)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	98,946,880	(8,756,641)	(3,672,128)	(5,084,513)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	85,595,200	(7,575,038)	(3,625,645)	(3,949,393)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,760,044	(1,862,939)	(285,845)	(1,577,094)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	178,930,617	(26,123,477)	(5,995,337)	(20,128,140)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	62,833,550	(9,173,560)	(2,157,614)	(7,015,946)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	62,833,550	(9,173,560)	(2,139,152)	(7,034,408)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$4,833,350	$(705,658)	$(221,098)	$(484,560)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	125,425,433	(18,311,837)	(5,952,838)	(12,358,999)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,841,708	(1,728,864)	(568,900)	(1,159,964)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Every 3 Days	23,103,413	(3,373,047)	(1,106,231)	(2,266,816)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	31,706,776	(4,629,120)	(1,934,215)	(2,694,905)

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	23,437,500	(3,817,043)	119,843	(3,936,886)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	0.91% Quarterly	31,750,000	(13,288,693)	—	(13,288,693)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	1.01% Quarterly	31,800,000	(13,230,489)	—	(13,230,489)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	1.05% Quarterly	12,700,000	(5,271,234)	—	(5,271,234)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	2.25% Quarterly	8,900,000	(4,135,347)	—	(4,135,347)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	2,538,000	(680,690)	(219,910)	(460,780)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	50,000,000	(18,062,395)	—	(18,062,395)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	83,448,000	(5,821,667)	(493,258)	(5,328,409)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	19,149,120	(1,335,919)	(130,363)	(1,205,556)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	6,500,000	(623,280)	(44,308)	(578,972)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	28,200,000	(2,704,078)	(300,433)	(2,403,645)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	28,500,000	(2,732,845)	(297,930)	(2,434,915)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	207,400,000	(19,887,441)	(4,111,873)	(15,775,568)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	163,214,411	(58,757,188)	(13,874,493)	(44,882,695)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	$23,437,854	$(8,437,628)	$(2,102,240)	$(6,335,388)

Credit Suisse First Boston USA (CDX HY 10)	June 20, 2013	5% Quarterly	12,480,000	(3,417,336)	(1,431,008)	(1,986,328)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,310,139	(2,822,641)	493,936	(3,316,577)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,890,141	(2,863,254)	(564,982)	(2,298,272)

Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	4% Quarterly	2,720,437	(35,264)	(11,362)	(23,902)

Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	4% Quarterly	2,720,437	(35,264)	(11,362)	(23,902)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	32,038,034	(11,533,692)	(2,748,830)	(8,784,862)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	16,160,778	(5,817,880)	(1,428,175)	(4,389,705)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	7,749,613	(2,789,860)	(859,962)	(1,929,898)

Deutsche Bank AG (iBoxx HY 2)	September 20, 2009	4.8% Quarterly	2,193,466	(45,988)	(2,658)	(43,330)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	1.3% Quarterly	11,174,667	(1,420,210)	22,701	(1,442,911)

JP Morgan Chase & Co. (ABX HE-AAA 06-1)	July 25, 2045	0.18% Monthly	22,681,794	(8,165,446)	(541,886)	(7,623,560)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	6.43% Quarterly	18,000,000	(6,394,091)	—	(6,394,091)

JP Morgan Chase & Co. (CDX IG 10)	June 20, 2013	1.55% Quarterly	154,208,000	(6,107,377)	(659,877)	(5,447,500)

JP Morgan Chase & Co. (CDX IG 10)	June 20, 2013	1.55% Quarterly	141,910,400	(5,620,333)	(1,293,844)	(4,326,489)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	56,800,000	(5,446,512)	(616,372)	(4,830,140)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	76,900,000	(7,373,887)	(966,226)	(6,407,661)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	59,175,000	(5,674,250)	(412,282)	(5,261,968)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$62,833,550	$(9,173,561)	$(2,120,037)	$(7,053,524)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	23,390,600	(8,420,616)	(1,584,602)	(6,836,014)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	23,626,869	(8,505,673)	(1,313,314)	(7,192,359)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.82% Quarterly	42,600,000	(17,925,275)	—	(17,925,275)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.92% Quarterly	31,750,000	(13,280,793)	—	(13,280,793)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	1.125% Quarterly	18,800,000	(7,768,000)	—	(7,768,000)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	9,340,000	(4,400,914)	—	(4,400,914)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2.3% Quarterly	9,220,000	(4,271,966)	—	(4,271,966)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.35% Quarterly	15,000,000	(5,359,821)	—	(5,359,821)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.43% Quarterly	12,000,000	(4,262,728)	—	(4,262,728)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	80,000,000	(28,899,832)	—	(28,899,832)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	9,682,000	(2,596,707)	(324,812)	(2,271,895)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	19,270,000	(5,168,202)	(648,409)	(4,519,793)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	1,504,000	(403,372)	(129,876)	(273,496)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	12,220,000	(3,277,397)	(1,028,457)	(2,248,940)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	16,494,400	(1,150,716)	(236,416)	(914,300)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	14,152,000	(987,300)	(181,870)	(805,430)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75 % Quarterly	250,000,000	(23,972,325)	(957,223)	(23,015,102)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	100,000	(9,589)	(612)	(8,977)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$19,900,000	$(1,908,197)	$(154,946)	$(1,753,251)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	21,363,407	(3,119,010)	(228,791)	(2,890,219)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	15,176,719	(2,215,767)	(317,106)	(1,898,661)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	4,543,349	(663,319)	(126,861)	(536,458)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	30,063,437	(4,389,196)	(1,300,916)	(3,088,280)

RBS Greenwich (LCDX HY 9)	December 20, 2012	2.25% Quarterly	14,880,000	(4,158,298)	(941,390)	(3,216,908)

The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	0.9% Quarterly	32,000,000	(13,401,293)	—	(13,401,293)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	1.8% Quarterly	35,500,000	(16,913,095)	—	(16,913,095)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	8,780,000	(4,137,047)	—	(4,137,047)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	3.75 % Quarterly	17,296,000	(4,638,777)	(1,309,878)	(3,328,899)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	10,904,000	(2,924,446)	(712,200)	(2,212,246)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	20,680,000	(5,546,363)	(1,508,505)	(4,037,858)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	6.356% Quarterly	75,000,000	(26,787,323)	—	(26,787,323)

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	63,440,000	(5,614,338)	(2,129,373)	(3,484,965)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	242,730,837	(16,996,766)	3,646,979	(20,643,745)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	32,673,446	(2,287,896)	1,070,298	(3,358,194)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	32,770,113	(2,294,665)	534,222	(2,828,887)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	$21,846,516	$(1,063,807)	$(19,839)	$(1,043,968)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	42,823,038	(2,085,251)	(159,186)	(1,926,065)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	23,000,000	(2,205,454)	(53,952)	(2,151,502)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	26,400,000	(2,531,478)	(126,379)	(2,405,099)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	4,400,000	(421,913)	(57,674)	(364,239)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	31,100,000	(2,982,157)	(938,846)	(2,043,311)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	67,300,000	(6,453,349)	(6,326,032)	(127,317)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	5,413,352	(790,337)	17,600	(807,937)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,696,707	(1,707,693)	(29,078)	(1,678,615)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	25,036,753	(3,655,311)	(610,810)	(3,044,501)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	48,333,500	(7,056,585)	(875,164)	(6,181,421)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,180,042	(1,778,259)	(343,740)	(1,434,519)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	2,900,010	(423,395)	(83,555)	(339,840)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$29,290,101	$(4,276,290)	$(809,525)	$(3,466,765)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,180,042	(1,778,259)	(343,091)	(1,435,168)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	29,290,101	(4,276,290)	(826,561)	(3,449,729)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	28,420,098	(4,149,272)	(1,220,757)	(2,928,515)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	28,420,098	(4,149,272)	(1,066,355)	(3,082,917)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	110,490,381	(16,131,353)	(11,415,993)	(4,715,360)

The Goldman Sachs Group, Inc. (Dow Jones CDX HY B.3)	December 20, 2009	4% Quarterly	8,722,672	(113,069)	109,806	(222,875)

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	2,573,620	(33,361)	(4,695)	(28,666)

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	863,631	(11,195)	(171)	(11,024)

The Goldman Sachs Group, Inc. (iBoxx HY 4)	June 20, 2010	3.4% Quarterly	1,980,000	(17,556)	(11,316)	(6,240)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	3% Quarterly	10,687,500	(1,740,571)	44,997	(1,785,568)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	3% Quarterly	14,062,500	(2,290,226)	71,486	(2,361,712)

The Goldman Sachs Group, Inc. (LCDX 9)	December 20, 2012	2.25% Quarterly	15,810,000	(4,418,192)	57,945	(4,476,137)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(578,326,996)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$19,617,600	$776,951	$335,392	$441,559

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	22,838,400	904,510	51,150	853,360

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	81,105,600	3,212,171	410,406	2,801,765

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	6,240,000	222,027	177,736	44,291

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	10,875,000	(1,771,108)	19,902	(1,791,010)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	11,213,372	785,195	(628,046)	1,413,241

Credit Suisse First Boston USA (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	15,000,000	3,342,226	3,524,022	(181,796)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	39,820,800	1,577,095	990,833	586,262

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	9,857,600	390,408	127,008	263,400

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	28,710,099	2,010,370	(1,230,168)	3,240,538

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	26,100,090	1,827,609	(1,419,979)	3,247,588

RBS Greenwich (CDX HY 10)	June 20, 2013	5% Quarterly	11,712,000	3,207,038	1,983,205	1,223,833

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	39,040,000	1,546,171	983,810	562,361

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	22,800,000	811,250	574,746	236,504

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,310,139	2,822,640	410,619	2,412,021

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	5,233,603	(67,841)	4,436	(72,277)

Net unrealized appreciation on buys of credit default swaps on credit indices						$15,281,640

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡ Percentage shown is an annual percentage rate.

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                 Level 1 — quoted prices in active markets for identical investments

•                 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Western Asset Core Bond Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$4,236,620,013	$1,699,541	$4,231,769,027	$3,151,445
Other Financial Instruments*	(384,689,826)	19,489,973	(404,179,799)	—
Total	$3,851,930,187	$21,189,514	$3,827,589,228	$3,151,445

* Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$8,806,740
Accrued Premiums/Discounts	97,218
Realized Gain (Loss)	7,513	(1)
Change in unrealized appreciation (depreciation)	629,088	(2)
Net purchases (sales)	2,499,041
Transfers in and/or (out) of Level 3	(8,888,155)
Balance as of March 31, 2009	$3,151,445
Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(27,689,002	)(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset Core Plus Bond Portfolio

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$9,029,753,657	$18,182,554	$9,004,352,087	$7,219,016
Other Financial Instruments*	(938,011,912)	61,909,415	(999,921,327)	—
Total	$8,091,741,745	$80,091,969	$8,004,430,760	$7,219,016

* Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	34,597,434
Accrued Premiums/Discounts	353,829
Realized Gain (Loss)	5,640	(1)
Change in unrealized appreciation (depreciation)	1,119,612	(2)
Net purchases (sales)	409,710
Transfers in and/or (out) of Level 3	(29,267,209)
Balance as of March 31, 2009	$7,219,016
Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(84,908,167	)(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

With respect to Western Asset Core Plus Bond Portfolio, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Western Asset Core Bond Portfolio

	Futures Contracts		Written Options	Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized		Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	at Value	Appreciation	Depreciation	Total
Interest Rate Contracts	$27,744,302	$(7,026,069)	$(18,752,531)	$16,217,150	$(59,239,070)	(41,056,218)
Foreign Exchange Contracts						—
Credit Contracts			(3,242,851)	56,600,050	(396,990,807)	(343,633,608)
Equity Contracts						—
Other Contracts						—
Total	$27,744,302	$(7,026,069)	$(21,995,382)	$72,817,200	$(456,229,877)	$(384,689,826)

Western Asset Core Plus Bond Portfolio

				Forward Foreign
	Futures Contracts		Written Options	Currency Contracts		Swap Contracts
Primary Underlying Risk	Unrealized	Unrealized		Unrealized	Unrealized	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	at Value	Appreciation	Depreciation	Appreciation	Depreciation	Total
Interest Rate Contracts	$73,391,318	$(8,588,793)	$(41,008,438)			$35,208,142	$(154,337,659)	(95,335,430)
Foreign Exchange Contracts				$3,977,937	$(1,900,012)			2,077,925
Credit Contracts			(7,481,005)			70,357,127	(907,630,529)	(844,754,407)
Equity Contracts								—
Other Contracts								—
Total	$73,391,318	$(8,588,793)	$(48,489,443)	$3,977,937	$(1,900,012)	$105,565,269	$(1,061,968,188)	$(938,011,912)

Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date:  May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date:  May 28, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date:  May 28, 2009